UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04642

            Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

                               Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                         Hartford, CT 06103-4506

                                                    (Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCK—2.8%

Consumer Staples—2.8%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar 1.507% (Brazil)	265,345	$ 5,109

TOTAL PREFERRED STOCK (Identified Cost $4,372)		5,109

COMMON STOCKS—93.9%

Consumer Discretionary—13.8%
Bayerische Motoren Werke AG (Germany)	53,720	4,900
Fuji Heavy Industries Ltd. (Japan)	134,170	4,921
IMAX Corp. (Canada)(2)	171,675	5,837
Kroton Educacional SA (Brazil)	818,300	3,469
Sony Corp. (Japan)	165,475	5,597

		24,724

Consumer Staples—5.3%
British American Tobacco plc (United Kingdom)	74,295	4,933
Marine Harvest ASA (Norway)(2)	290,888	4,435

		9,368

Energy—8.3%
Petroleo Brasileiro S.A. Sponsored ADR (Brazil)(2)	546,814	5,299
Statoil ASA (Norway)	281,430	4,808
TechnipFMC plc (France)(2)	145,970	4,764

		14,871

Financials—21.3%
Barclays plc (United Kingdom)	1,949,175	5,497
BNP Paribas SA (France)	82,870	5,519
DBS Group Holdings Ltd. (Singapore)	480,900	6,670
ING Groep NV (Netherlands)	345,528	5,223
Mizuho Financial Group, Inc. (Japan)	2,714,520	4,974
ORIX Corp. (Japan)	319,605	4,730
Societe Generale SA (France)	106,675	5,411

		38,024

Health Care—8.9%
Allergan plc (Ireland)	22,648	5,411
Icon plc (Ireland)(2)	67,088	5,348
Shire plc (United Kingdom)	88,821	5,187

		15,946

	SHARES	VALUE

Industrials—15.4%
Airbus SE (France)	75,935	$ 5,778
Ashtead Group plc (United Kingdom)	324,590	6,723
Hitachi Ltd. (Japan)	790,000	4,275
Nidec Corp. (Japan)	60,430	5,751
RELX plc (United Kingdom)	251,994	4,938

		27,465

Information Technology—9.2%
Broadcom Ltd. (Singapore)	25,440	5,570
Check Point Software Technologies Ltd. (Israel)(2)	47,075	4,833
SAP SE (Germany)	60,721	5,958

		16,361

Materials—5.3%
Fortescue Metals Group Ltd. (Australia)	870,300	4,142
Toray Industries, Inc. (Japan)	594,370	5,270

		9,412

Real Estate—3.4%
LendLease Group (Australia)	512,170	6,096

Telecommunication Services—3.0%
Nippon Telegraph & Telephone Corp. (Japan)	125,285	5,348

TOTAL COMMON STOCKS (Identified Cost $153,822)		167,615

TOTAL LONG TERM INVESTMENTS—96.7% (Identified Cost $158,194)		172,724

TOTAL INVESTMENTS—96.7% (Identified Cost $158,194)		172,724(1)

Other assets and liabilities, net—3.3%		5,851

NET ASSETS—100.0%		$ 178,575

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

At March 31, 2017, the Series had entered into forward currency contracts as follows (reported in 000’s):

					Unrealized Appreciation

Contracts to Buy	In Exchange for	Counterparty	Settlement Date	Value	(Depreciation)

JPY 2,599,743,433	USD 23,375	JPMorgan	6/5/2017	23,412	$37

JPY 2,676,488,353	USD 24,123	JPMorgan	7/18/2017	24,152	$29

					$66

					Unrealized Appreciation

Contracts to Sell	In Exchange for	Counterparty	Settlement Date	Value	(Depreciation)

JPY 2,676,488,353	USD 23,433	JPMorgan	7/18/2017	22,714	($719)

JPY 2,599,743,433	USD 22,922	JPMorgan	6/5/2017	22,432	($490)

					($1,209)

See Notes to Schedules of Investments

2

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

Country Weightings †

Japan	24%

United Kingdom	16

France	12

Brazil	8

Singapore	7

Germany	6

Ireland	6

Other	21

Total	100%

† % of total investments as of March 31, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$ 167,615	$ 167,615	$ —
Preferred Stock	5,109	5,109	—
Total Investments	$ 172,724	$ 172,724	$ —

Other Financial Instruments:
Forward Currency Contracts*	$ (1,143)	$ —	$ (1,143)

There are no Level 3 (significant unobservable inputs) priced securities.

* Valued at the unrealized appreciation (depreciation) on the investment.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.9%

Real Estate Investment Trusts—98.9%

DATA CENTERS—9.5%
CoreSite Realty Corp.	13,000	$1,171
CyrusOne, Inc.	19,800	1,019
Digital Realty Trust, Inc.	29,150	3,101
Equinix, Inc.	5,525	2,212

		7,503

DIVERSIFIED—4.0%
Vornado Realty Trust	31,900	3,200

HEALTH CARE—5.9%
Healthcare Realty Trust, Inc.	35,691	1,160
Healthcare Trust of America, Inc. Class A	68,600	2,158
Ventas, Inc.	14,466	941
Welltower, Inc.	5,510	390

		4,649

INDUSTRIAL/OFFICE—27.3%

Industrial—11.1%
DCT Industrial Trust, Inc.	55,457	2,669
Duke Realty Corp.	84,298	2,214
Prologis, Inc.	75,464	3,915

		8,798

Office—16.2%
Alexandria Real Estate Equities, Inc.	19,800	2,188
Boston Properties, Inc.	15,914	2,107
Cousins Properties, Inc.	149,780	1,239
Douglas Emmett, Inc.	51,414	1,974
Highwoods Properties, Inc.	31,867	1,566
Kilroy Realty Corp.	26,680	1,923
Paramount Group, Inc.	116,360	1,886

		12,883

Total Industrial / Office		21,681

LODGING/RESORTS—3.6%
Host Hotels & Resorts, Inc.	38,604	720
Pebblebrook Hotel Trust	33,465	978
RLJ Lodging Trust	50,653	1,191

		2,889

	SHARES	VALUE

Real Estate Investment Trusts—(continued)

RESIDENTIAL—17.7%

Apartments—12.0%
American Campus Communities, Inc.	31,187	$1,484
Apartment Investment & Management Co. Class A	35,600	1,579
AvalonBay Communities, Inc.	14,404	2,645
Equity Residential	29,031	1,806
Essex Property Trust, Inc.	8,855	2,050

		9,564

Manufactured Homes—3.5%
Equity LifeStyle Properties, Inc.	13,642	1,051
Sun Communities, Inc.	21,150	1,699

		2,750

Single Family Homes—2.2%
American Homes 4 Rent Class A	74,200	1,704

Total Residential		14,018

RETAIL—22.3%

Free Standing—2.4%
STORE Capital Corp.	79,477	1,898

Regional Malls—9.3%
GGP, Inc.	43,321	1,004
Simon Property Group, Inc.	37,001	6,366

		7,370

Shopping Centers—10.6%
Brixmor Property Group, Inc.	89,802	1,927
Federal Realty Investment Trust	13,500	1,802
Regency Centers Corp.	39,750	2,639
Tanger Factory Outlet Centers, Inc.	64,353	2,109

		8,477

Total Retail		17,745

SELF STORAGE—8.6%
CubeSmart	97,400	2,529
Extra Space Storage, Inc.	26,878	1,999
Public Storage	10,661	2,334

		6,862

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

VALUE
TOTAL COMMON STOCKS (Identified Cost $54,893)	$78,547

TOTAL LONG TERM INVESTMENTS—98.9% (Identified Cost $54,893)	78,547

Total Investments—98.9% (Identified cost $54,893)	78,547(1)

Other assets and liabilities, net—1.1%	856

NET ASSETS—100.0%	$79,403

Footnote Legend

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$ 78,547	$ 78,547
Total Investments	$ 78,547	$ 78,547

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.7%

Consumer Discretionary—25.7%
Advance Auto Parts, Inc.	67	$10
Amazon.com, Inc.(2)	56	50
AutoNation, Inc.(2)	47	2
AutoZone, Inc.(2)	29	21
Best Buy Co., Inc.	1,517	75
CarMax, Inc.(2)	172	10
Carnival Corp.	366	22
CBS Corp. Class B	521	36
Charter Communications, Inc. Class A(2)	62	20
Chipotle Mexican Grill, Inc.(2)	7	3
Comcast Corp. Class A	1,308	49
Darden Restaurants, Inc.	29	2
Discovery Communications, Inc. Class A(2)	176	5
Discovery Communications, Inc. Class C(2)	283	8
Expedia, Inc.	10	1
Garmin Ltd.	557	29
Goodyear Tire & Rubber Co. (The)	1,751	63
Harley-Davidson, Inc.	1,123	68
Home Depot, Inc. (The)	329	48
Interpublic Group of Cos., Inc. (The)	864	21
Leggett & Platt, Inc.	423	21
Lowe’s Cos., Inc.	237	20
Marriott International, Inc. Class A	282	27
McDonald’s Corp.	238	31
Mohawk Industries, Inc.(2)	204	47
Netflix, Inc.(2)	54	8
Newell Brands, Inc.	1,342	63
NIKE, Inc. Class B	1,149	64
O’Reilly Automotive, Inc.(2)	90	24
Omnicom Group, Inc.	526	45
Priceline Group, Inc. (The)(2)	7	12
Royal Caribbean Cruises Ltd.	145	14
Scripps Networks Interactive, Inc. Class A	129	10
Starbucks Corp.	421	25
TEGNA, Inc.	265	7
Time Warner, Inc.	172	17
Twenty-First Century Fox, Inc. Class A	226	7
Twenty-First Century Fox, Inc. Class B	90	3
Viacom, Inc. Class B	66	3
Walt Disney Co. (The)	324	37
Wyndham Worldwide Corp.	85	7

	SHARES	VALUE

Consumer Discretionary—(continued)
Yum! Brands, Inc.	92	$6

		1,041

Consumer Staples—8.0%
Altria Group, Inc.	354	25
Brown-Forman Corp. Class B	328	15
Campbell Soup Co.	33	2
Conagra Brands, Inc.	83	3
Constellation Brands, Inc. Class A	323	52
General Mills, Inc.	128	8
Hershey Co. (The)	26	3
Hormel Foods Corp.	43	2
J.M. Smucker Co. (The)	22	3
Kellogg Co.	51	4
Kraft Heinz Co.(The)	134	12
McCormick & Co., Inc.	19	2
Mead Johnson Nutrition Co.	36	3
Molson Coors Brewing Co. Class B	676	65
Mondelez International, Inc. Class A	350	15
Philip Morris International, Inc.	284	32
Reynolds American, Inc.	144	9
Sysco Corp.	1,254	65
Tyson Foods, Inc. Class A	60	4

		324

Energy—3.2%
Helmerich & Payne, Inc.	561	37
Marathon Petroleum Corp.	344	18
Phillips 66	291	23
Tesoro Corp.	76	6
Transocean Ltd.(2)	2,000	25
Valero Energy Corp.	300	20

		129

Financials—9.1%
Aflac, Inc.	143	10
Allstate Corp. (The)	140	11
Aon plc	185	22
Bank of America Corp.	588	14
BB&T Corp.	200	9
Charles Schwab Corp. (The)	369	15
Chubb Ltd.	179	24
Cincinnati Financial Corp.	45	3
Citigroup, Inc.	166	10

See Notes to Schedules of Investments

1

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Financials—(continued)
Citizens Financial Group, Inc.	107	$4
E*Trade Financial Corp.(2)	52	2
Fifth Third Bancorp	160	4
Gallagher (Arthur J.) & Co.	117	7
Goldman Sachs Group, Inc. (The)	113	26
Huntington Bancshares, Inc.	202	3
JPMorgan Chase & Co.	212	19
KeyCorp	230	4
Lincoln National Corp.	67	4
M&T Bank Corp.	35	5
Marsh & McLennan Cos., Inc.	359	27
MetLife, Inc.	386	20
Morgan Stanley	432	19
People’s United Financial, Inc.	10	—(3)
PNC Financial Services Group, Inc. (The)	120	14
Principal Financial Group, Inc.	88	6
Progressive Corp. (The)	217	8
Prudential Financial, Inc.	153	16
Regions Financial Corp.	256	4
SunTrust Banks, Inc.	114	6
Torchmark Corp.	22	2
Travelers Cos., Inc. (The)	107	13
U.S. Bancorp	83	4
Unum Group	57	3
Wells Fargo & Co.	267	15
Willis Towers Watson plc	90	12
XL Group Ltd.	80	3
Zions Bancorporation	23	1

		369

Health Care—3.0%
Abbott Laboratories	226	10
Aetna, Inc.	68	9
Anthem, Inc.	53	9
Bard (C.R.), Inc.	5	1
Baxter International, Inc.	50	2
Becton, Dickinson & Co.	25	4
Boston Scientific Corp.(2)	155	4
Centene Corp.(2)	18	1
Cigna Corp.	50	7
Danaher Corp.	78	7
Edwards Lifesciences Corp.(2)	17	2
Hologic, Inc.(2)	12	1

	SHARES	VALUE

Health Care—(continued)
Humana, Inc.	26	$5
IDEXX Laboratories, Inc.(2)	7	1
Intuitive Surgical, Inc.(2)	5	4
Medtronic plc	183	15
Stryker Corp.	39	5
UnitedHealth Group, Inc.	194	32
Zimmer Biomet Holdings, Inc.	17	2

		121

Industrials—19.0%
3M Co.	83	16
Alaska Air Group, Inc.	55	5
Allegion plc	92	7
American Airlines Group, Inc.	265	11
Arconic, Inc.	19	1
Boeing Co. (The)	82	14
Cintas Corp.	570	72
CSX Corp.	342	16
Deere & Co.	606	66
Delta Air Lines, Inc.	376	17
Dover Corp.	51	4
Dun & Bradstreet Corp. (The)	44	5
Equifax, Inc.	170	23
Fastenal Co.	475	24
Flowserve Corp.	39	2
Fortive Corp.	109	7
Fortune Brands Home & Security, Inc.	153	9
General Dynamics Corp.	39	7
General Electric Co.	1,179	35
Honeywell International, Inc.	104	13
Hunt (JB) Transport Services, Inc.	457	42
Illinois Tool Works, Inc.	128	17
Ingersoll-Rand plc	96	8
Johnson Controls International plc	927	39
Kansas City Southern	33	3
L3 Technologies, Inc.	3	—(3)
Lockheed Martin Corp.	37	10
Masco Corp.	326	11
Nielsen Holdings plc	469	19
Norfolk Southern Corp.	106	12
Northrop Grumman Corp.	20	5
Parker Hannifin Corp.	48	8
Pentair plc	59	4

See Notes to Schedules of Investments

2

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

Industrials—(continued)
Raytheon Co.	38	$	6
Republic Services, Inc.	304		19
Rockwell Collins, Inc.	2		—(3)
Roper Technologies, Inc.	5		1
Ryder System, Inc.	279		21
Snap-On, Inc.	17		3
Southwest Airlines Co.	315		17
Stanley Black & Decker, Inc.	56		7
Stericycle, Inc.(2)	107		9
Textron, Inc.	16		1
TransDigm Group, Inc.(2)	3		1
Union Pacific Corp.	303		32
United Continental Holdings, Inc.(2)	147		10
United Rentals, Inc.(2)	145		18
United Technologies Corp.	108		12
Verisk Analytics, Inc.(2)	219		18
W.W. Grainger, Inc.	94		22
Waste Management, Inc.	530		39
Xylem, Inc.	61		3

			771

Information Technology—16.2%
Activision Blizzard, Inc.	776		39
Adobe Systems, Inc.(2)	195		25
Akamai Technologies, Inc.(2)	2		—(3)
Alphabet, Inc. Class A(2)	23		20
Alphabet, Inc. Class C(2)	23		19
Amphenol Corp. Class A	425		30
Analog Devices, Inc.	35		3
Apple, Inc.	413		59
Applied Materials, Inc.	981		38
Autodesk, Inc.(2)	73		6
Automatic Data Processing, Inc.	56		6
Broadcom Ltd.	41		9
CA, Inc.	9		—(3)
Citrix Systems, Inc.(2)	46		4
Corning, Inc.	1,306		35
eBay, Inc.(2)	47		2
Electronic Arts, Inc.(2)	344		31
Facebook, Inc. Class A(2)	173		25
Fidelity National Information Services, Inc.	29		2
Fiserv, Inc.(2)	19		2
Global Payments, Inc.	12		1

	SHARES	VALUE

Information Technology—(continued)
Hewlett Packard Enterprise Co.	91	$2
HP, Inc.	84	2
Intel Corp.	528	19
Intuit, Inc.	94	11
KLA-Tencor Corp.	141	13
Lam Research Corp.	151	19
Mastercard, Inc. Class A	133	15
Microchip Technology, Inc.	15	1
Micron Technology, Inc.(2)	69	2
Microsoft Corp.	775	51
NVIDIA Corp.	56	6
Oracle Corp.	297	13
Paychex, Inc.	25	1
PayPal Holdings, Inc.(2)	149	6
Qorvo, Inc.(2)	3	—(3)
QUALCOMM, Inc.	167	10
Red Hat, Inc.(2)	10	1
salesforce.com, Inc.(2)	254	21
Skyworks Solutions, Inc.	13	1
Symantec Corp.	39	1
TE Connectivity Ltd.	868	65
Texas Instruments, Inc.	106	9
Total System Services, Inc.	10	1
Visa, Inc. Class A	260	23
Western Digital Corp.	6	1
Western Union Co. (The)	33	1
Xilinx, Inc.	16	1
Yahoo!, Inc.(2)	37	2

		654

Materials—9.7%
Albemarle Corp.	62	6
Avery Dennison Corp.	113	9
Dow Chemical Co. (The)	493	31
Du Pont (E.I.) de Nemours & Co.	383	31
Eastman Chemical Co.	55	4
Ecolab, Inc.	165	21
International Flavors & Fragrances, Inc.	45	6
International Paper Co.	526	27
Martin Marietta Materials, Inc.	144	31
Newmont Mining Corp.	1,967	65
Nucor Corp.	1,050	63
PPG Industries, Inc.	168	18

See Notes to Schedules of Investments

3

VIRTUS EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

Materials—(continued)
Sealed Air Corp.	246	$	11
Sherwin-Williams Co. (The)	53		16
Vulcan Materials Co.	297		36
WestRock Co.	323		17

			392

Real Estate—4.8%
American Tower Corp.	139		17
CBRE Group, Inc. Class A(2)	1,829		64
Crown Castle International Corp.	119		11
Digital Realty Trust, Inc.	44		5
Equinix, Inc.	23		9
Extra Space Storage, Inc.	26		2
Iron Mountain, Inc.	57		2
Prologis, Inc.	1,311		68
Public Storage	47		10
Weyerhaeuser Co.	241		8

			196

TOTAL COMMON STOCKS (Identified Cost $3,456)			3,997

TOTAL LONG TERM INVESTMENTS—98.7% (Identified Cost $3,456)			3,997

TOTAL INVESTMENTS—98.7% (Identified Cost $3,456)			3,997(1)

Other assets and liabilities, net—1.3%			51

NET ASSETS—100.0%		$	4,048

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Amount is less than $500.

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$ 3,997	$ 3,997
Total Investments	$ 3,997	$ 3,997

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

VIRTUS KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.6%

Consumer Discretionary—27.3%
Amazon.com, Inc.(2)	9,770	$8,661
Ctrip.com International Ltd. ADR(2)	62,950	3,094
Home Depot, Inc. (The)	28,698	4,214
Las Vegas Sands Corp.	106,782	6,094
Netflix, Inc.(2)	33,980	5,023
NIKE, Inc. Class B	95,935	5,346
Priceline Group, Inc. (The)(2)	4,049	7,207
Ross Stores, Inc.	75,187	4,953
Starbucks Corp.	123,758	7,226
Walt Disney Co. (The)	17,470	1,981

		53,799

Consumer Staples—8.5%
Costco Wholesale Corp.	24,351	4,083
Monster Beverage Corp.(2)	146,975	6,786
Philip Morris International, Inc.	52,631	5,942

		16,811

Energy—5.3%
Cabot Oil & Gas Corp.	71,473	1,709
Core Laboratories N.V.	25,666	2,965
Pioneer Natural Resources Co.	16,120	3,002
Schlumberger Ltd.	36,719	2,867

		10,543

Financials—4.3%
Bank of America Corp.	242,760	5,727
Charles Schwab Corp. (The)	68,537	2,797

		8,524

Health Care—10.5%
BioMarin Pharmaceutical, Inc.(2)	39,166	3,438
Bristol-Myers Squibb Co.	37,503	2,039
Celgene Corp.(2)	56,379	7,015
Danaher Corp.	39,487	3,377
HealthEquity, Inc.(2)	27,360	1,162
Zoetis, Inc.	69,204	3,694

		20,725

Industrials—5.1%
Rockwell Automation, Inc.	12,490	1,945
Roper Technologies, Inc.	18,612	3,843
Union Pacific Corp.	22,320	2,364

	SHARES	VALUE

Industrials—(continued)
Westinghouse Air Brake Technologies Corporation (Wabtec Corp.)	23,240	$1,813

		9,965

Information Technology—36.8%
Accenture plc Class A	26,681	3,199
Activision Blizzard, Inc.	65,700	3,276
Alibaba Group Holding Ltd. Sponsored ADR(2)	84,568	9,119
Alphabet, Inc. Class A(2)	6,499	5,510
Amphenol Corp. Class A	84,844	6,038
CoStar Group, Inc.(2)	15,380	3,187
Facebook, Inc. Class A(2)	144,282	20,495
Gartner, Inc.(2)	12,390	1,338
NVIDIA Corp.	22,000	2,396
Paycom Software, Inc.(2)	52,422	3,015
Visa, Inc. Class A	83,498	7,421
Workday, Inc. Class A(2)	46,750	3,893
Yandex N.V. Class A(2)	176,285	3,866

		72,753

Materials—1.8%
Ecolab, Inc.	28,524	3,575

TOTAL COMMON STOCKS (Identified Cost $117,133)		196,695

TOTAL LONG TERM INVESTMENTS—99.6% (Identified Cost $117,133)		196,695

TOTAL INVESTMENTS—99.6% (Identified Cost $117,133)		196,695(1)

Other assets and liabilities, net—0.4%		803

NET ASSETS—100.0%		$ 197,498

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

See Notes to Schedules of Investments

1

VIRTUS KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

Country Weightings †
United States	92%

China	6

Russia	2

Total	100%

† % of total investments as of March 31, 2017.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$ 196,695	$ 196,695
Total Investments	$ 196,695	$ 196,695

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

VIRTUS KAR SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—93.0%

Consumer Discretionary—17.0%
Fox Factory Holding Corp.(2)	146,425	$4,203
MercadoLibre, Inc.	11,850	2,506
Ollie’s Bargain Outlet Holdings, Inc.(2)	133,500	4,472

		11,181

Consumer Staples—7.8%
Chefs’ Warehouse, Inc. (The)(2)	193,500	2,690
PriceSmart, Inc.	26,500	2,443

		5,133

Financials—14.3%
FactSet Research Systems, Inc.	13,000	2,144
Financial Engines, Inc.	17,450	760
Interactive Brokers Group, Inc. Class A	67,000	2,326
MarketAxess Holdings, Inc.	12,150	2,278
Morningstar, Inc.	23,870	1,876

		9,384

Health Care—9.1%
Abaxis, Inc.	56,900	2,759
National Research Corp. Class A	164,815	3,247

		6,006

Industrials—20.6%
AAON, Inc.	50,600	1,789
Copart, Inc.(2)	44,350	2,746
HEICO Corp. Class A	46,105	3,458
Old Dominion Freight Line, Inc.	33,000	2,824
Omega Flex, Inc.	57,399	2,743

		13,560

Information Technology—24.2%
ANSYS, Inc.(2)	16,900	1,806
Aspen Technology, Inc.(2)	49,000	2,887
Autohome, Inc. ADR(2)	107,500	3,415
Ellie Mae, Inc.(2)	20,000	2,006
Mesa Laboratories, Inc.	7,035	863
NVE Corp.	48,400	4,007
Paycom Software, Inc.(2)	16,500	949

		15,933

TOTAL COMMON STOCKS (Identified Cost $35,107)		61,197

SHARES		VALUE

TOTAL LONG TERM INVESTMENTS—93.0% (Identified Cost $35,107)		$61,197

SHORT-TERM INVESTMENT—6.0%

Money Market Mutual Fund—6.0%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.630%)(3)	3,955,013	3,955

TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,955)		3,955

TOTAL INVESTMENTS—99.0% (Identified Cost $39,062)		65,152	(1)

Other assets and liabilities, net—1.0%		632

NET ASSETS—100.0%		$65,784

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS KAR SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

Country Weightings †

United States	95%

China	5
Total	100%

† % of total investments as of March 31, 2017.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$61,197	$ 61,197
Short-Term Investments	3,955	3,955
Total Investments	$65,152	$ 65,152

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

VIRTUS KAR SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—97.4%

Consumer Discretionary—15.0%
Cheesecake Factory, Inc. (The)	58,800	$3,726
Cinemark Holdings, Inc.	96,000	4,257
Sally Beauty Holdings, Inc.(2)	124,000	2,534
Thor Industries, Inc.	38,200	3,672

		14,189

Consumer Staples—6.0%
National Beverage Corp.	45,050	3,808
WD-40 Co.	17,100	1,863

		5,671

Energy—3.8%
Core Laboratories N.V.	30,900	3,570

Financials—14.5%
Artisan Partners Asset Management, Inc.
Class A	87,900	2,426
Bank of Hawaii Corp.	43,800	3,608
First Financial Bankshares, Inc.	41,500	1,664
Primerica, Inc.	39,528	3,249
RLI Corp.	45,350	2,722

		13,669

Health Care—6.2%
Anika Therapeutics, Inc.(2)	62,140	2,699
Patterson Cos., Inc.	69,700	3,153

		5,852

Industrials—20.0%
Graco, Inc.	41,950	3,949
Landstar System, Inc.	32,200	2,758
Lincoln Electric Holdings, Inc.	24,510	2,129
RBC Bearings, Inc.(2)	37,100	3,602
SiteOne Landscape Supply, Inc.(2)	77,000	3,728
Sun Hydraulics Corp.	37,200	1,343
Watsco, Inc.	9,900	1,417

		18,926

Information Technology—21.1%
American Software, Inc. Class A	139,600	1,435
Badger Meter, Inc.	85,666	3,148
Cabot Microelectronics Corp.	44,600	3,417
Cass Information Systems, Inc.	54,895	3,628

	SHARES	VALUE

Information Technology—(continued)
Cognex Corp.	23,140	$1,943
Jack Henry & Associates, Inc.	36,100	3,361
Monotype Imaging Holdings, Inc.	146,733	2,949

		19,881

Materials—3.4%
Scotts Miracle-Gro Co. (The) Class A	34,232	3,197

Real Estate—7.4%
HFF, Inc. Class A	93,100	2,576
RE/MAX Holdings, Inc. Class A	74,200	4,411

		6,987

TOTAL COMMON STOCKS (Identified Cost $63,813)		91,942

TOTAL LONG TERM INVESTMENTS—97.4% (Identified Cost $63,813)		91,942

SHORT-TERM INVESTMENT—0.8%

Money Market Mutual Fund—0.8%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.622%)(3)	731,867	732

TOTAL SHORT-TERM INVESTMENT (Identified Cost $732)		732

TOTAL INVESTMENTS—98.2% (Identified Cost $64,545)		92,674(1)

Other assets and liabilities, net—1.8%		1,745

NET ASSETS—100.0%		$94,419

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$91,942	$ 91,942
Short-Term Investment	732	732
Total Investments	$92,674	$ 92,674

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—1.4%

U.S. Treasury Note
2.000%, 12/31/21	$ 525	$527
1.875%, 2/28/22	1,310	1,307

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,827)		1,834

MUNICIPAL BONDS—0.6%

Michigan—0.2%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	190	186

Virginia—0.4%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	655	549

TOTAL MUNICIPAL BONDS (Identified Cost $830)		735

FOREIGN GOVERNMENT SECURITIES—11.9%

Argentine Republic
144A 5.625%, 1/26/22(3)	130	133
144A 7.500%, 4/22/26(3)	690	734
144A 6.875%, 1/26/27(3)	210	213
Series NY 8.280%, 12/31/33	562	603
144A 7.125%, 7/6/36(3)	265	257
144A 7.625%, 4/22/46(3)	150	153
Bolivarian Republic of Venezuela
7.000%, 12/1/18	93	65
RegS 7.750%, 10/13/19(4)	87	49
RegS 7.650%, 4/21/25(4)	825	346
9.375%, 1/13/34	750	341
Federative Republic of Brazil
12.500%, 1/5/22	930BRL	328
8.500%, 1/5/24	350BRL	106
6.000%, 4/7/26	235	256
10.250%, 1/10/28	250BRL	81
5.625%, 1/7/41	310	303
Federative Republic of Brazil Treasury Note Series F,
10.000%, 1/1/23	870BRL	286
10.000%, 1/1/25	860BRL	282
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	340	356

	PAR VALUE	VALUE
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	$ 420	$412
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	300	320
Kingdom of Qatar 144A 3.250%, 6/2/26(3)	225	224
Provincia de Buenos Aires
144A 9.125%, 3/16/24(3)	280	311
144A 7.875%, 6/15/27(3)	465	472
Republic of Chile 5.500%, 8/5/20	231,500CLP	370
Republic of Colombia
4.375%, 3/21/23	1,823,000COP	578
3.875%, 4/25/27	340	339
9.850%, 6/28/27	283,000COP	125
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	315	319
Republic of Ecuador 144A 9.650%, 12/13/26(3)	400	415
Republic of El Salvador 144A 6.375%, 1/18/27(3)	475	427
Republic of Ghana 144A 10.750%, 10/14/30(3)	225	265
Republic of Indonesia
Series FR70, 8.375%, 3/15/24	4,196,000IDR	335
Series FR56, 8.375%, 9/15/26	6,228,000IDR	509
Republic of Iraq RegS 5.800%, 1/15/28(4)	250	221
Republic of South Africa
Series R203, 8.250%, 9/15/17	2,375ZAR	178
Series R208, 6.750%, 3/31/21	1,410ZAR	101
4.875%, 4/14/26	200	201
4.300%, 10/12/28	270	253
Republic of Turkey
4.875%, 10/9/26	1,110	1,071
6.000%, 3/25/27	260	270
4.875%, 4/16/43	420	361
Russian Federation
144A 7.850%, 3/10/18(3)	30,000RUB	527
Series 6216 6.700%, 5/15/19	20,000RUB	345
144A 4.875%, 9/16/23(3)	200	215
Sultanate of Oman 144A 4.750%, 6/15/26(3)	470	474
Ukraine 144A 7.750%, 9/1/26(3)	400	368
United Mexican States
Series M, 6.500%, 6/9/22	6,713MXN	352
4.150%, 3/28/27	275	280
4.750%, 3/8/44	164	159

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $16,589)		15,689

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

MORTGAGE-BACKED SECURITIES—16.8%

Agency—4.9%
FHLMC 3.500%, 4/1/46	$555	$568
FNMA
3.000%, 4/1/43	471	470
3.000%, 5/1/43	884	881
3.000%, 5/1/43	219	218
3.500%, 1/1/45	192	196
3.500%, 5/1/45	290	298
3.500%, 8/1/45	1,848	1,892
3.000%, 12/1/45	700	694
3.500%, 1/1/46	701	717
3.500%, 1/1/46	560	573

		6,507

Non-Agency—11.9%
American Homes 4 Rent Trust
14-SFR2, C 144A 4.705%, 10/17/36(3)	435	454
15-SFR2, C 144A 4.691%, 10/17/45(3)	340	354
15-SFR1, A 144A 3.467%, 4/17/52(3)	328	333
Ameriquest Mortgage Securities, Inc.
03-AR3, M4 4.800%, 6/25/33(2)	325	323
03-10, AF6 5.210%, 11/25/33(2)	7	7
AMSR Trust 16-SFR1, D 144A 3.343%, 11/17/33(2)(3)	335	338
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	111	111
Bank of America (Countrywide) Asset-Backed Certificates
05-1, AF5A 5.102%, 7/25/35(2)	446	463
05-12, 2A4 5.575%, 2/25/36(2)	11	11
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	182	187
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(3)	295	297
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	397	403
Bayview Opportunity Master Fund IVa Trust
16-SPL1, B1 144A 4.250%, 4/28/55(3)	275	283
17-SPL1, B1 144A 4.250%, 10/28/64(2)(3)	203	209

	PAR VALUE	VALUE

Non-Agency—(continued)
Bayview Opportunity Master Fund IVb Trust 16-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	$130	$134
CIT Group Home Equity Loan Trust 03-1, A5 5.480%, 7/20/34(2)	277	283
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	97	96
15-A, A1 144A 3.500%, 6/25/58(2)(3)	258	260
Colony American Finance Ltd. 15-1, A 144A 2.896%, 10/15/47(3)	265	264
Colony Starwood Homes Trust 16-2A, C 144A 3.093%, 12/17/33(2)(3)	335	336
Credit Suisse Commercial Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	133	125
Credit Suisse Mortgage Loan Trust 15-1, B4 144A 3.893%, 5/25/45(2)(3)	135	125
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	290	295
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(3)	260	263
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	127	128
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-1, 21A1 3.121%, 4/25/34(2)	201	200
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PW18, AM, 6.084%, 6/11/50(2)	825	842
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 04-CB1, 5A 5.000%, 6/25/19	7	7
JPMorgan Chase Commercial Mortgage Securities Trust
06-LDP7, AM 5.939%, 4/17/45(2)	22	22
07-LDPX, AM 5.464%, 1/15/49(2)	306	306
JPMorgan Chase Mortgage Trust
05-A1, 4A1 3.325%, 2/25/35(2)	17	17
05-A4, 3A1 3.060%, 7/25/35(2)	19	19
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	343	353
16-1, M2 144A 3.750%, 4/25/45(2)(3)	334	334
15-4, 1A4 144A 3.500%, 6/25/45(2)(3)	193	195
16-2, M2 144A 3.750%, 12/25/45(2)(3)	408	408
16-1, A3 144A 3.500%, 5/25/46(3)	220	222
16-5, A1 144A 2.602%, 12/25/46(2)(3)	530	528

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
MASTR Alternative Loan Trust
05-5, 2A3 5.500%, 7/25/25	$168	$167
04-6, 7A1 6.000%, 7/25/34	276	273
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	219	221
Mill City Mortgage Loan Trust 16-1, M1 144A 3.150%, 4/25/57(2)(3)	245	238
Morgan Stanley - Bank of America (Merrill Lynch) Trust 13-C13, AS 4.266%, 11/15/46	125	132
Morgan Stanley Capital I Trust 07-IQ14, AM 5.778%, 4/15/49(2)	483	482
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	238	243
15-2A, A1 144A 3.750%, 8/25/55(2)(3)	285	291
16-1A, A1 144A 3.750%, 3/25/56(2)(3)	255	257
16-4A, B1A 144A 4.500%, 11/25/56(3)	306	315
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(3)	260	269
Residential Asset Mortgage Products Trust
04-SL1, A8 6.500%, 11/25/31	26	26
05-SL2, A4 7.500%, 2/25/32	176	176
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	253	254
Sequoia Mortgage Trust
13-8, B1 3.535%, 6/25/43(2)	196	197
14-2, A1 144A 4.000%, 7/25/44(2)(3)	125	126
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A1 3.309%, 4/25/34(2)	208	204
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(2)(3)	255	248
15-6, M1 144A 3.750%, 4/25/55(2)(3)	130	127
15-5, A2 144A 3.500%, 5/25/55(2)(3)	315	317
15-2, 1M1 144A 3.250%, 11/25/60(2)(3)	855	848
Vericrest Opportunity Loan Trust LLC
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	158	159
16-NPL9, A1 144A 3.500%, 9/25/46(2)(3)	145	145
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	71	70
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	132	131

	PAR VALUE	VALUE

Non-Agency—(continued)
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	$150	$149
		15,600

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $22,062)		22,107

ASSET-BACKED SECURITIES—3.8%

Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(3)	325	326
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	372	369
Citi Held For Asset Issuance 15-PM3, B 144A 4.310%, 5/16/22(3)	335	338
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	157	159
Drug Royalty II LP 2 14-1, A2 144A 3.484%, 7/15/23(3)	284	281
Exeter Automobile Receivables Trust
14-1A, C 144A 3.570%, 7/15/19(3)	340	342
15-2A, C 144A 3.900%, 3/15/21(3)	380	386
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	569	569
First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(3)	400	401
Flagship Credit Auto Trust
14-1, E 144A 5.710%, 8/16/21(3)	305	314
16-3, D 144A 3.890%, 11/15/22(3)	400	401
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(3)	325	327
SoFi Professional Loan Program LLC 16-A, A2 144A 2.760%, 12/26/36(3)	202	204
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(3)	265	260
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	370	372

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,029)		5,049

CORPORATE BONDS AND NOTES—48.9%

Consumer Discretionary—4.0%
American Greetings Corp. 144A 7.875%, 2/15/25(3)	125	132

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Consumer Discretionary—(continued)
Cablevision Systems Corp. 5.875%, 9/15/22	$	290	$	293
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(11)		59		69
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20		105		110
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22		295		318
CalAtlantic Group, Inc. 5.250%, 6/1/26		110		110
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20		110		111
Series A 7.625%, 3/15/20		250		249
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)		200		200
Dana Financing Luxembourg S.a.r.l. 144A 5.750%, 4/15/25(3)		125		126
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(3)		20		21
Eagle II Acquisition Co., LLC 144A 6.000%, 4/1/25(3)		40		41
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)		115		117
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27		110		110
Hilton Worldwide Finance LLC
144A 4.625%, 4/1/25(3)		55		56
144A 4.875%, 4/1/27(3)		55		56
Horton (D.R.), Inc. 4.750%, 2/15/23		260		277
iHeartCommunications, Inc. 9.000%, 3/1/21		85		65
Landry’s, Inc. 144A 6.750%, 10/15/24(3)		80		83
M/I Homes, Inc. 6.750%, 1/15/21		180		189
MDC Holdings, Inc. 5.500%, 1/15/24		290		300
NCL Corp., Ltd. 144A 4.750%, 12/15/21(3)		240		244
New York University 4.142%, 7/1/48		225		213
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)		125		127
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)		300		321
SFR (Numericable) Group S.A. 144A 7.375%, 5/1/26(3)		200		207
Signet UK Finance plc 4.700%, 6/15/24		325		315
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)		150		160

		PAR VALUE		VALUE

Consumer Discretionary—(continued)
TRI Pointe Group, Inc. 5.875%, 6/15/24	$	125	$	129
VTR Finance BV 144A 6.875%, 1/15/24(3)		345		360
Wyndham Worldwide Corp. 4.500%, 4/1/27		85		86

				5,195

Consumer Staples—1.1%
Dole Food Co., Inc.
144A 7.250%, 5/1/19(3)		155		158
144A 7.250%, 6/15/25(3)		175		175
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)		140		143
MARB BondCo plc 144A 7.000%, 3/15/24(3)		260		259
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)		115		116
Post Holdings, Inc.
144A 5.000%, 8/15/26(3)		235		226
144A 5.750%, 3/1/27(3)		80		80
Tops Holding LLC 144A 8.000%, 6/15/22(3)		300		248

				1,405

Energy—11.5%
Alberta Energy Co., Ltd. 8.125%, 9/15/30		155		197
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(3)		160		167
American Midstream Partners LP 144A 8.500%, 12/15/21(3)		130		133
Anadarko Finance Co. Series B 7.500%, 5/1/31		160		203
Anadarko Petroleum Corp. 6.600%, 3/15/46		200		241
Antero Resources Corp. 5.625%, 6/1/23		165		170
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)		105		107
Callon Petroleum Co. 144A 6.125%, 10/1/24(3)		100		104
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23		280		282
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)		260		288
Chesapeake Energy Corp. 6.625%, 8/15/20		125		125
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21(10)		375		175
CONSOL Energy, Inc. 5.875%, 4/15/22		110		109
Continental Resources, Inc. 4.500%, 4/15/23		145		142
Denbury Resources, Inc. 5.500%, 5/1/22		150		118
Diamondback Energy, Inc. 144A 5.375%, 5/31/25(3)		125		129
Ecopetrol S.A.5.875%, 9/18/23		285		309

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Energy—(continued)
5.375%, 6/26/26	$375	$	384
Encana Corp. 3.900%, 11/15/21	150		153
EnQuest plc PIK Interest Capitalization, 7.000%, 4/15/22(17)	360		281
EP Energy LLC
6.375%, 6/15/23	155		120
144A 8.000%, 11/29/24(3)	180		190
144A 8.000%, 2/15/25(3)	95		89
FTS International, Inc. 6.250%, 5/1/22	175		154
Gazprom Neft OAO 144A 6.000%, 11/27/23(3)(7)	335		363
Gazprom OAO 144A 4.950%, 2/6/28(3)(7)	205		206
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	220		229
Holly Energy Partners LP 144A 6.000%, 8/1/24(3)	25		26
HollyFrontier Corp. 5.875%, 4/1/26	360		382
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	260		286
Kinder Morgan, Inc. 7.750%, 1/15/32	305		380
Laredo Petroleum, Inc. 7.375%, 5/1/22	180		188
Matador Resources Co. 144A 6.875%, 4/15/23(3)	330		346
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	190		191
MPLX LP 4.875%, 12/1/24	405		426
NGL Energy Partners LP 5.125%, 7/15/19	335		337
Noble Holding International Ltd. 7.750%, 1/15/24	140		135
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	492		184
Parker Drilling Co. 7.500%, 8/1/20	365		343
Parsley Energy LLC 144A 6.250%, 6/1/24(3)	120		128
Peabody Securities Finance Corp. 144A 6.000%, 3/31/22(3)	30		30
Pertamina Persero PT 144A 5.625%, 5/20/43(3)	370		381
Petrobras Global Finance BV
5.375%, 1/27/21	155		160
8.375%, 5/23/21	155		176
8.750%, 5/23/26	605		702
Petroleos de Venezuela S.A.
RegS 8.500%, 11/2/17(4)	47		39
144A 6.000%, 5/16/24(3)	650		240
Petroleos Mexicanos
6.875%, 8/4/26	480		533
6.500%, 6/2/41	220		218
5.500%, 6/27/44	200		176

	PAR VALUE		VALUE

Energy—(continued)
QEP Resources, Inc. 5.250%, 5/1/23	$277	$	273
Range Resources Corp. 144A 5.000%, 3/15/23(3)	380		376
Regency Energy Partners LP 5.000%, 10/1/22	425		452
RSP Permian, Inc. 144A 5.250%, 1/15/25(3)	175		177
SM Energy Co.
6.125%, 11/15/22	160		162
6.500%, 1/1/23	150		153
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	265		291
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	320		338
Summit Midstream Holdings LLC 5.750%, 4/15/25	45		45
Sunoco LP 6.375%, 4/1/23	315		321
Transocean, Inc.
144A 9.000%, 7/15/23(3)	95		102
6.800%, 3/15/38	85		70
Weatherford International Ltd. 144A 9.875%, 2/15/24(3)	80		93
Whiting Petroleum Corp. 6.250%, 4/1/23	130		130
Williams Cos., Inc. (The)
3.700%, 1/15/23	375		370
4.550%, 6/24/24	450		456
YPF S.A. 144A 8.500%, 3/23/21(3)	180		198

			15,182

Financials—13.8%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	150		154
Akbank TAS 144A 7.500%, 2/5/18(3)	935TRY		248
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	365		392
Ally Financial, Inc. 5.750%, 11/20/25	200		206
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	440		441
Ares Capital Corp. 3.625%, 1/19/22	210		208
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335		344
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425		465
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	330		345
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	520		568
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	390		400

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Financials—(continued)
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	$	200	$	200
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)		155		170
Banco Santander Chile 144A 3.875%, 9/20/22(3)		505		523
Bancolombia S.A. 5.125%, 9/11/22		545		570
Bank of America Corp. 4.200%, 8/26/24		458		466
Bank of China Ltd. 144A 5.000%, 11/13/24(3)		390		414
Barclays Bank plc 144A 6.050%, 12/4/17(3)		435		446
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20		70,000CLP		111
Brookfield Finance LLC 4.000%, 4/1/24		232		233
Compass Bank 3.875%, 4/10/25		380		373
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)		535		530
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)		440		433
Eurasian Development Bank 144A 4.767%, 9/20/22(3)		475		493
Fidelity National Financial, Inc. 5.500%, 9/1/22		130		137
FS Investment Corp.
4.250%, 1/15/20		230		232
4.750%, 5/15/22		50		51
Genworth Holdings, Inc. 4.900%, 8/15/23		230		193
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)		335		353
HBOS plc 144A 6.750%, 5/21/18(3)		200		209
Huntington National Bank (The) 6.600%, 6/15/18		250		261
ICAHN Enterprises LP
6.000%, 8/1/20		160		166
5.875%, 2/1/22		200		204
144A 6.250%, 2/1/22(3)		50		51
ING Groep N.V. 6.000% (2)(5)(6)		275		275
iStar, Inc.
5.000%, 7/1/19		195		197
6.000%, 4/1/22		50		51
Jefferies Group LLC
5.125%, 1/20/23		165		177
4.850%, 1/15/27		60		61
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)		410		432
Korea Finance Corp. 4.625%, 11/16/21		400		433

		PAR VALUE		VALUE

Financials—(continued)
Leucadia National Corp. 5.500%, 10/18/23	$	250	$	266
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)		25		32
Lincoln National Corp. 6.050%, 4/20/67(2)(6)		365		309
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)		600		667
Morgan Stanley 144A 10.090%, 5/3/17(3)		1,250BRL		398
Navient Corp.
6.500%, 6/15/22		134		135
7.250%, 9/25/23		85		86
OM Asset Management plc 4.800%, 7/27/26		270		269
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(7)		610		642
Prudential Financial, Inc. 5.875%, 9/15/42(2)		405		440
Santander Bank NA 8.750%, 5/30/18		200		215
Santander Holdings USA, Inc. 144A 3.700%, 3/28/22(3)		195		195
Sberbank of Russia 144A 5.500%, 2/26/24(2)(3)(7)		315		325
Springleaf Finance Corp. 5.250%, 12/15/19		155		157
Teachers Insurance & Annuity Association Asset Management Finance Co., LLC 144A 4.125%, 11/1/24(3)		350		357
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)		360		356
Tervita Escrow Corp. 144A 7.625%, 12/1/21(3)		45		47
Toronto-Dominion Bank (The) 3.625%, 9/15/31(2)		135		132
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)		350		349
Vnesheconombank 144A 6.025%, 7/5/22(3)		200		215
Voya Financial, Inc. 5.650%, 5/15/53(2)		290		296

				18,104

Health Care—2.2%
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(3)		50		51
Community Health Systems, Inc.
5.125%, 8/1/21		70		69
6.875%, 2/1/22		75		65
Concordia International Corp.
144A 9.000%, 4/1/22(3)		65		47
144A 7.000%, 4/15/23(3)		55		11
Endo Finance LLC
144A 6.000%, 7/15/23(3)		100		88

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—(continued)
(Endo Finco, Inc.) 144A 6.000%, 2/1/25(3)	$ 190	$163
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	60	63
HCA, Inc. 5.250%, 6/15/26	130	136
Hill-Rom Holdings, Inc. 144A 5.000%, 2/15/25(3)	153	153
IASIS Healthcare LLC 8.375%, 5/15/19	165	159
inVentiv Group Holdings, Inc. 144A 7.500%, 10/1/24(3)	110	114
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	170	173
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	205	221
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	205	192
Owens & Minor, Inc. 3.875%, 9/15/21	75	76
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	265	281
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	41	44
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	165	162
Tenet Healthcare Corp.
4.631%, 6/15/20(2)	70	71
144A 7.500%, 1/1/22(3)	10	11
8.125%, 4/1/22	125	131
Valeant Pharmaceuticals International, Inc.
144A 6.375%, 10/15/20(3)	145	132
144A 7.500%, 7/15/21(3)	50	44
144A 6.500%, 3/15/22(3)	20	21
144A 5.875%, 5/15/23(3)	205	160
144A 7.000%, 3/15/24(3)	30	31

		2,869

Industrials—3.9%
Advanced Disposal Services, Inc. 144A 5.625%, 11/15/24(3)	45	46
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	140	137
Carpenter Technology Corp. 5.200%, 7/15/21	425	445
CEB, Inc. 144A 5.625%, 6/15/23(3)	275	299
Cemex Finance LLC 144A 6.000%, 4/1/24(3)	270	285
DP World Ltd. 144A 6.850%, 7/2/37(3)	200	231
Embraer Netherlands Finance BV 5.400%, 2/1/27	150	155
GATX Corp. 3.250%, 9/15/26	60	57
Harland Clarke Holdings Corp.

	PAR VALUE	VALUE

Industrials—(continued)
144A 6.875%, 3/1/20(3)	$ 205	$209
144A 8.375%, 8/15/22(3)	30	31
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	285	296
Masco Corp. 5.950%, 3/15/22	390	438
Navistar International Corp. 8.250%, 11/1/21	135	136
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	20	21
Owens Corning 3.400%, 8/15/26	330	319
Park Aerospace Holdings Ltd. 144A 5.500%, 2/15/24(3)	135	141
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	305	304
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	130	143
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	65	66
TransDigm, Inc.
6.000%, 7/15/22	200	203
6.500%, 5/15/25	90	91
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	723	781
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	271	277

		5,111

Information Technology—1.6%
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	155	155
Broadcom Corp.
144A 3.000%, 1/15/22(3)	105	105
144A 3.625%, 1/15/24(3)	260	262
CDW LLC 5.000%, 9/1/25	50	51
CommScope Technologies LLC 144A 5.000%, 3/15/27(3)	55	55
Diamond 1 Finance Corp.
144A 5.450%, 6/15/23(3)	70	75
144A 6.020%, 6/15/26(3)	65	71
144A 8.100%, 7/15/36(3)	140	176
DXC Technology Co. (Everett Spinco, Inc.) 144A 4.250%, 4/15/24(3)	73	74
Flex Ltd. 4.750%, 6/15/25	375	394
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	405	428
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	260	257

		2,103

Materials—5.8%
AK Steel Corp.

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—(continued)
7.500%, 7/15/23	$ 130	$ 142
7.000%, 3/15/27	195	195
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	200	216
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	625	654
Alpha 3 BV 144A 6.250%, 2/1/25(3)	50	51
ArcelorMittal 6.125%, 6/1/25	300	334
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(3)	330	334
Berry Plastics Corp. 5.125%, 7/15/23	215	221
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	225	254
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	150	158
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	180	185
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	340	340
Fortescue Metals Group Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	130	149
Freeport-McMoRan, Inc.
3.550%, 3/1/22	120	112
3.875%, 3/15/23	145	134
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	230	251
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	390	385
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	345	347
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	300	307
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	390	397
Mercer International, Inc. 144A 6.500%, 2/1/24(3)	30	30
Novelis Corp.
144A 6.250%, 8/15/24(3)	25	26
144A 5.875%, 9/30/26(3)	250	256
Office Cherifien des Phosphates (OCP) S.A. 144A 5.625%, 4/25/24(3)	320	341
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(3)	195	209
Reynolds Group Issuer, Inc.
144A 5.125%, 7/15/23(3)	55	56
144A 7.000%, 7/15/24(3)	10	11
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	325	327
Severstal OAO 144A 5.900%, 10/17/22(3)(7)	260	285
Silgan Holdings, Inc. 144A 4.750%, 3/15/25(3)	45	45
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	175	181
Vale Overseas Ltd.

	PAR VALUE	VALUE

Materials—(continued)
5.875%, 6/10/21	$ 205	$ 220
6.250%, 8/10/26	135	147
Vedanta Resources plc
144A 9.500%, 7/18/18(3)	115	123
144A 6.000%, 1/31/19(3)	200	206

		7,629

Real Estate—1.4%
EPR Properties 4.750%, 12/15/26	130	131
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	200	202
Hospitality Properties Trust 4.950%, 2/15/27	195	200
MPT Operating Partnership LP 5.500%, 5/1/24	165	168
Physicians Realty LP 4.300%, 3/15/27	116	116
Select Income REIT 4.500%, 2/1/25	385	387
Uniti Group, Inc. (Communications Sales & Leasing, Inc.) 144A 7.125%, 12/15/24(3)	325	330
WP Carey, Inc. 4.600%, 4/1/24	345	357

		1,891

Telecommunication Services—2.2%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000MXN	100
AT&T, Inc.
4.250%, 3/1/27	195	198
5.250%, 3/1/37	65	66
4.800%, 6/15/44	265	248
5.650%, 2/15/47	135	141
Crown Castle International Corp. 3.700%, 6/15/26	20	20
Crown Castle Towers LLC 144A 6.113%, 1/15/20(3)	100	108
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	345	298
Frontier Communications Corp.
6.250%, 9/15/21	135	126
10.500%, 9/15/22	135	137
GTH Finance BV 144A 7.250%, 4/26/23(3)	300	331
Qwest Corp. 7.250%, 9/15/25	185	203
Sprint Communications, Inc. 6.000%, 11/15/22	90	92
Sprint Corp. 7.875%, 9/15/23	90	100
Sprint Spectrum Co., LLC 144A 3.360%, 9/20/21(3)	200	200
Verizon Communications, Inc. 4.125%, 3/16/27	395	402
Zayo Group LLC
6.375%, 5/15/25	130	141

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Telecommunication Services—(continued)
144A 5.750%, 1/15/27(3)	$10	$11

		2,922

Utilities—1.4%
AmeriGas Partners LP 5.500%, 5/20/25	110	110
Dynegy, Inc. 7.375%, 11/1/22	225	224
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	250	253
Ferrellgas LP 144A 8.625%, 6/15/20(3)	50	48
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	375	356
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	300	339
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	250	256
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(2)(3)	285	298
Texas Competitive Electric Escrow 10.250%, 11/1/36(10)(14) (18)	396	—(15)
Vistra Operations Company LLC ( Texas Competitive Electric Holdings Co. LLC) 144A 11.500%, 10/1/20(3)(10)(14)(18)	465	—(15)

		1,884

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $63,945)		64,295

LOAN AGREEMENTS(2)—7.9%

Consumer Discretionary—2.0%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	130	127
Affinity Gaming LLC 4.524%, 7/1/23	374	377
Bass Pro Group LLC 5.000%, 12/15/23	400	386
Caesars Entertainment Operating Co., Inc. Tranche B-6, 1.500%, 3/1/20(11)	243	281
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	268	270
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	125	127
Floor & Decor Outlets of America, Inc. 5.250%, 9/30/23	179	180
Gateway Casinos & Entertainment Ltd. Tranche B-1, 4.800%, 2/22/23	45	46
Graton Economic Development Authority Tranche B, 5.405%, 9/1/22	73	74
Harbor Freight Tools USA, Inc. 4.232%, 8/18/23	150	150

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Laureare Education, Inc. 2021 Extended, 8.509%, 3/17/21	$126	$127
Leslies Poolmart, Inc. Tranche B-1, 4.774%, 8/16/23	107	108
Transtar Holding Co. 0.000%, 10/9/19(8)(10)(14)	197	2
U.S. Farathane LLC Tranche B-3, 0.000%, 12/23/21(8)	171	173
UFC Holdings LLC First Lien, 4.250%, 8/18/23	166	167

		2,595

Consumer Staples—0.7%
Albertson’s LLC Tranche B-4 3.982%, 8/25/21	247	249
Chobani LLC First Lien, 5.250%, 10/9/23	69	69
Coty, Inc. Tranche B, 3.311%, 10/27/22	50	50
Galleria Co. Tranche B, 3.813%, 9/29/23	100	101
JBS USA Lux S.A. 3.289%, 10/30/22	90	90
Kronos, Inc. Second Lien, 9.284%, 11/1/24	84	87
Milk Specialties Co. 5.147%, 8/16/23	198	200
TKC Holdings, Inc. First Lien, 4.750%, 2/1/23	90	91

		937

Energy—0.8%
California Resources Corp. 11.375%, 12/31/21	190	211
Chesapeake Energy Corp. Tranche A, 8.553%, 8/23/21	44	47
Contura Energy, Inc. 6.000%, 3/18/24	265	264
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	206	198
Paragon Offshore Finance Co. 5.750%, 7/16/21(11)	187	74
Peabody Energy Corp. First Lien, 0.000%, 2/8/22(8)	155	155
Seadrill Operating LP 4.147%, 2/21/21	242	166

		1,115

Financials—0.4%
Avolon TLB Borrower 1 (US) LLC Tranche B-2, 0.000%, 3/21/22(8)	5	5
Lonestar Intermediate Super Holdings LLC 10.000%, 8/31/21	200	208
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	295	256

		469

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—0.8%
21st Century Oncology Holdings, Inc. Tranche B, 7.275%, 4/30/22(11)	$42	$38
American Renal Holdings, Inc. Tranche B, First Lien, 4.750%, 8/20/19	78	78
Change Healthcare Holdings, Inc. 3.750%, 3/1/24	115	115
HLF Financing S.a.r.l. Senior Lien, 6.482%, 2/15/23	65	65
Inventiv Group Holdings, Inc. 4.804%, 11/9/23	80	80
MMM Holdings, Inc. 10.250%, 6/30/19	92	92
MPH Acquisition Holdings LLC 4.897%, 6/7/23	73	74
MSO of Puerto Rico, Inc. 10.250%, 6/30/19	67	67
NVA Holdings, Inc. Second Lien, 0.000%, 8/14/22(8)	183	184
Quorum Health Corp. 6.789%, 4/29/22	114	111
U.S. Renal Care, Inc. First Lien, 5.397%, 12/30/22	204	192

		1,096

Industrials—0.8%
84 Lumber Co. 6.750%, 10/25/23	268	272
Coinstar LLC Tranche B, First Lien 5.250%, 9/27/23	125	127
Navistar, Inc. Tranche B, 5.000%, 8/7/20	139	141
PAE Holding Corp. First Lien, 6.500%, 10/20/22	107	108
Quikrete Holdings, Inc. First Lien, 4.232%, 11/15/23	30	30
Sedgwick Claims Management Services, Inc. Second Lien, 6.804%, 2/28/22	340	341
Zodiac Pool Solutions LLC First Lien, 5.647%, 12/20/23	75	75

		1,094

Information Technology—1.1%
Applied Systems, Inc. Second Lien, 7.647%, 1/24/22	77	78
Avaya, Inc. 8.500%, 1/24/18	75	77
Blackboard, Inc. Tranche B-4, First Lien, 6.023%, 6/30/21	259	259
Donnelley Financial Solutions, Inc. Tranche B, 5.000%, 9/29/23	61	61
First Data Corp. 2022-C, 3.984%, 7/8/22	334	337
Presidio LLC Tranche B, First Lien, 4.250%, 2/2/22	180	182

	PAR VALUE	VALUE

Information Technology—(continued)
Rackspace Hosting, Inc. Tranche B, First Lien, 4.535%, 11/3/23	$108	$109
Sungard Availability Services Capital, Inc. Tranche B, 0.000%, 3/29/19(8)	195	189
Veritas US, Inc. Tranche B-1, 6.772%, 1/27/23	214	213

		1,505

Materials—0.7%
Anchor Glass Container Corp.
First Lien, 4.250%, 12/7/23	75	75
Second Lien, 8.750%, 12/7/24	58	59
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	358	334
MacDermid, Inc. Tranche B-5, 4.500%, 6/7/20	155	157
New Arclin U.S. Holdings Corp. First Lien, 5.670%, 2/14/24	60	61
Omnova Solutions, Inc. Tranche B-2, 5.250%, 8/25/23	197	200
PQ Corp. Tranche B-1, 5.289%, 11/4/22	43	43

		929

Real Estate—0.1%
Capital Automotive LP Tranche B, Second Lien, 7.000%, 3/24/25	65	66

Telecommunication Services—0.1%
Neustar, Inc.
Tranche B2, 0.000%, 3/1/24(8)	65	66
Tranche B, Second Lien, 0.000%, 2/28/25(8)	65	66

		132

Utilities—0.4%
APLP Holdings LP 6.000%, 4/13/23	294	297
Helix Gen Funding LLC Tranche 0.000%, 3/9/24(8)	10	10
Vistra Operations Company LLC
3.732%, 8/4/23	150	149
Tranche C, 3.732%, 8/4/23	34	34

490
TOTAL LOAN AGREEMENTS (Identified Cost $10,663)		10,428

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCKS—4.0%

Energy—0.4%
PTT Exploration & Production PCL Series Y, 144A, 4.875%(2)(3)	440(9)	$450

Financials—3.0%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	150(9)	150
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	290(9)	299
Citigroup, Inc. Series J, 7.125%	15,800	456
Citigroup, Inc. Series T, 6.250%(2)	335(9)	362
Citizens Financial Group, Inc. 5.500%(2)	300(9)	309
JPMorgan Chase & Co. Series Z, 5.300%(2)	70(9)	73
KeyCorp Series D, 5.000%(2)	340(9)	337
M&T Bank Corp. Series F, 5.125%(2)	160(9)	159
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	405(9)	403
PNC Financial Services Group, Inc. (The) Series S, 5.000%(2)	405(9)	403
SunTrust Bank, Inc. 5.625%(2)	120(9)	126
Wells Fargo & Co. Series K, 7.980%(2)	440(9)	458
Zions Bancorp 6.950%	14,965	437

		3,972

Industrials—0.6%
General Electric Co. Series D, 5.000%(2)	792(9)	834

TOTAL PREFERRED STOCKS (Identified Cost $4,981)		5,256

COMMON STOCKS—0.2%

Consumer Discretionary—0.0%
Mark IV Industries (16)	828	27

Energy—0.1%
Linn Energy, Inc.(16)	2,770	80
Pacific Exploration and Production Corp.(16)	1,339	42

		122

Utilities—0.1%
Vistra Energy Corp. (16)	7,753	126

TOTAL COMMON STOCKS (Identified Cost $269)		275

	SHARES	VALUE

AFFILIATED MUTUAL FUND—2.4%

Virtus Credit Opportunities Fund Class R6(13)	310,156	$3,098

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $3,100)		3,098

RIGHTS—0.0%

Vistra Energy Corp. (10)	7,753	11

TOTAL RIGHTS (Identified Cost $7)		11

TOTAL LONG TERM INVESTMENTS—97.9% (Identified Cost $129,302)		128,777(12)

TOTAL INVESTMENTS—97.9% (Identified Cost $129,302)		128,777(1)

Other assets and liabilities, net—2.1%		2,819

NET ASSETS—100.0%		$131,596

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2017.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $56,396 or 42.9% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default, no interest payments are being received.
(11)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(12)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(13)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(14)	Illiquid security.
(15)	Amount is less than $500.
(16)	Non-income producing.

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

(17)	100% of the income received was in cash.
(18)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

Country Weightings †

United States	65%
Brazil	3
Mexico	3
Argentina	2
Colombia	2
United Kingdom	2
Turkey	2
Other	21

Total	100%

† % of total investments as of March 31, 2017.

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:

Asset-Backed Securities	$5,049	$—	$5,049	$—
Corporate Bonds And Notes	64,295	—	64,295	—
Foreign Government Securities	15,689	—	15,689	—
Loan Agreements	10,428	—	10,154	274
Mortgage-Backed Securities	22,107	—	22,107	—
Municipal Bonds	735	—	735	—
U.S. Government Securities	1,834	—	1,834	—
Equity Securities:
Affiliated Mutual Fund	3,098	3,098	—	—
Common Stocks	275	248	—	27
Preferred Stocks Rights	5,256 11	894 —	4,362 —	— 11
Total Investments	$128,777	$4,240	$124,225	$312

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset- Backed Securities	Corporate Bonds and Notes		Loans Agreements	Common Stock	Rights

Balance as of September 30, 2016:	$295	$258	$-		$3	$21	$13
Accrued discount/(premium)	-	-	-		-	-	-
Realized gain (loss)	2	2	-	(c)	-	-	-

Change in unrealized appreciation (depreciation)	(5)	(8)	-		(1)	6	(2)

Purchases	-	-	-		-	-	-
Sales(b)	(252)	(252)	-		-	-	-
Transfers into Level 3 (a)(d)	272	-	-		272	-	-
Transfers from Level 3 (a)(d)	-	-	-		-	-	-

Balance as of March 31, 2017	$312	$-	$-	(c)	$274	$27	$11

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers into/from Level 3 are due to an increase and/or decrease in trading activities at period end.

The Series’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

COMMON STOCKS—53.3%

Consumer Discretionary—6.6%
Advance Auto Parts, Inc.	205	$	30
Amazon.com, Inc.(2)	1,076		954
AutoNation, Inc.(2)	188		8
AutoZone, Inc.(2)	79		57
Bed Bath & Beyond, Inc.	425		17
Best Buy Co., Inc.	747		37
BorgWarner, Inc.	554		23
CarMax, Inc.(2)	537		32
Carnival Corp.	1,165		69
CBS Corp. Class B	1,087		75
Charter Communications, Inc. Class A(2)	599		196
Chipotle Mexican Grill, Inc.(2)	79		35
Coach, Inc.	784		32
Comcast Corp. Class A	13,133		494
Darden Restaurants, Inc.	336		28
Delphi Automotive plc	753		61
Discovery Communications, Inc. Class A(2)	415		12
Discovery Communications, Inc. Class C(2)	605		17
Dollar General Corp.	711		50
Dollar Tree, Inc.(2)	659		52
Expedia, Inc.	343		43
Foot Locker, Inc.	377		28
Ford Motor Co.	10,845		126
Gap, Inc. (The)	610		15
Garmin Ltd.	317		16
General Motors Co.	3,837		136
Genuine Parts Co.	410		38
Goodyear Tire & Rubber Co. (The)	718		26
H&R Block, Inc.	572		13
Hanesbrands, Inc.	1,043		22
Harley-Davidson, Inc.	493		30
Hasbro, Inc.	309		31
Home Depot, Inc. (The)	3,372		495
Horton (D.R.), Inc.	942		31
Interpublic Group of Cos., Inc. (The)	1,098		27
Kohl’s Corp.	494		20
L Brands, Inc.	670		31
Leggett & Platt, Inc.	370		19
Lennar Corp. Class A	544		28
LKQ Corp.(2)	859		25
Lowe’s Cos., Inc.	2,407		198

	SHARES		VALUE

Consumer Discretionary—(continued)
Macy’s, Inc.	838	$	25
Marriott International, Inc. Class A	891		84
Mattel, Inc.	934		24
McDonald’s Corp.	2,287		296
Michael Kors Holdings Ltd.(2)	455		17
Mohawk Industries, Inc.(2)	174		40
Netflix, Inc.(2)	1,188		176
Newell Brands, Inc.	1,337		63
News Corp. Class A	1,072		14
News Corp. Class B	372		5
NIKE, Inc. Class B	3,714		207
Nordstrom, Inc.	321		15
O’Reilly Automotive, Inc.(2)	263		71
Omnicom Group, Inc.	650		56
Priceline Group, Inc. (The)(2)	137		244
PulteGroup, Inc.	833		20
PVH Corp.	220		23
Ralph Lauren Corp.	156		13
Ross Stores, Inc.	1,109		73
Royal Caribbean Cruises Ltd.	470		46
Scripps Networks Interactive, Inc. Class A	264		21
Signet Jewelers Ltd.	195		13
Staples, Inc.	1,789		16
Starbucks Corp.	4,004		234
Target Corp.	1,551		86
TEGNA, Inc.	595		15
Tiffany & Co.	295		28
Time Warner, Inc.	2,138		209
TJX Cos., Inc. (The)	1,815		143
Tractor Supply Co.	361		25
TripAdvisor, Inc.(2)	316		14
Twenty-First Century Fox, Inc. Class A	2,911		94
Twenty-First Century Fox, Inc. Class B	1,340		43
Ulta Salon Cosmetics & Fragrance, Inc.(2)	162		46
Under Armour, Inc. Class A(2)	514		10
Under Armour, Inc. Class C(2)	513		9
Urban Outfitters, Inc.(2)	253		6
VF Corp.	902		50
Viacom, Inc. Class B	954		44
Walt Disney Co. (The)	4,038		458
Whirlpool Corp.	206		35
Wyndham Worldwide Corp.	301		25
Wynn Resorts Ltd.	220		25

See Notes to Schedules of Investments

1

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

Consumer Discretionary—(continued)
Yum! Brands, Inc.	962	$	61

			6,899

Consumer Staples—5.0%
Altria Group, Inc.	5,416		387
Archer-Daniels-Midland Co.	1,586		73
Brown-Forman Corp. Class B	505		23
Campbell Soup Co.	533		31
Church & Dwight Co., Inc.	717		36
Clorox Co. (The)	357		48
Coca-Cola Co. (The)	10,753		456
Colgate-Palmolive Co.	2,452		180
Conagra Brands, Inc.	1,145		46
Constellation Brands, Inc. Class A	491		80
Costco Wholesale Corp.	1,208		203
Coty, Inc. Class A	1,302		24
CVS Health Corp.	2,971		233
Dr. Pepper Snapple Group, Inc.	505		49
Estee Lauder Cos., Inc. (The) Class A	616		52
General Mills, Inc.	1,633		96
Hershey Co. (The)	383		42
Hormel Foods Corp.	736		26
J.M. Smucker Co. (The)	322		42
Kellogg Co.	698		51
Kimberly-Clark Corp.	993		131
Kraft Heinz Co.(The)	1,656		150
Kroger Co. (The)	2,582		76
McCormick & Co., Inc.	316		31
Mead Johnson Nutrition Co.	510		45
Molson Coors Brewing Co. Class B	507		49
Mondelez International, Inc. Class A	4,274		184
Monster Beverage Corp.(2)	1,119		52
PepsiCo, Inc.	3,966		444
Philip Morris International, Inc.	4,299		485
Procter & Gamble Co. (The)	7,404		665
Reynolds American, Inc.	2,275		143
Sysco Corp.	1,393		72
Tyson Foods, Inc. Class A	798		49
Wal-Mart Stores, Inc.	4,126		297
Walgreens Boots Alliance, Inc.	2,365		196
Whole Foods Market, Inc.	866		26

			5,273

	SHARES		VALUE

Energy—3.5%
Anadarko Petroleum Corp.	1,549	$	96
Apache Corp.	1,072		55
Baker Hughes, Inc.	1,154		69
Cabot Oil & Gas Corp.	1,258		30
Chesapeake Energy Corp.(2)	2,036		12
Chevron Corp.	5,237		562
Cimarex Energy Co.	265		32
Concho Resources, Inc.(2)	403		52
ConocoPhillips	3,435		171
Devon Energy Corp.	1,436		60
EOG Resources, Inc.	1,589		155
EQT Corp.	473		29
Exxon Mobil Corp.	11,695		959
Halliburton Co.	2,375		117
Helmerich & Payne, Inc.	298		20
Hess Corp.	750		36
Kinder Morgan, Inc.	5,234		114
Marathon Oil Corp.	2,355		37
Marathon Petroleum Corp.	1,444		73
Murphy Oil Corp.	445		13
National Oilwell Varco, Inc.	1,040		42
Newfield Exploration Co.(2)	541		20
Noble Energy, Inc.	1,193		41
Occidental Petroleum Corp.	2,144		136
ONEOK, Inc.	574		32
Phillips 66	1,217		96
Pioneer Natural Resources Co.	460		86
Range Resources Corp.	513		15
Schlumberger Ltd.	3,831		299
Southwestern Energy Co.(2)	1,355		11
TechnipFMC plc(2)	1,283		42
Tesoro Corp.	322		26
Transocean Ltd.(2)	1,068		13
Valero Energy Corp.	1,252		83
Williams Cos., Inc. (The)	2,218		65

			3,699

Financials—7.8%
Affiliated Managers Group, Inc.	151		25
Aflac, Inc.	1,129		82
Allstate Corp. (The)	1,019		83
American Express Co.	2,127		168
American International Group, Inc.	2,696		168

See Notes to Schedules of Investments

2

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

Financials—(continued)
Ameriprise Financial, Inc.	435	$	56
Aon plc	727		86
Assurant, Inc.	157		15
Bank of America Corp.	28,095		663
Bank of New York Mellon Corp. (The)	2,933		139
BB&T Corp.	2,261		101
Berkshire Hathaway, Inc. Class B(2)	5,271		879
BlackRock, Inc.	335		128
Boston Properties, Inc.	424		56
Capital One Financial Corp.	1,339		116
Charles Schwab Corp. (The)	3,351		137
Chubb Ltd.	1,291		176
Cincinnati Financial Corp.	414		30
Citigroup, Inc.	7,927		474
Citizens Financial Group, Inc.	1,418		49
CME Group, Inc.	937		111
Comerica, Inc.	478		33
Discover Financial Services	1,092		75
E*Trade Financial Corp.(2)	755		26
Fifth Third Bancorp	2,106		53
Franklin Resources, Inc.	960		40
Gallagher (Arthur J.) & Co.	493		28
Goldman Sachs Group, Inc. (The)	1,029		236
Hartford Financial Services Group, Inc. (The)	1,042		50
Huntington Bancshares, Inc.	3,043		41
Intercontinental Exchange, Inc.	1,650		99
Invesco Ltd.	1,131		35
JPMorgan Chase & Co.	10,013		880
KeyCorp	3,001		53
Leucadia National Corp.	903		23
Lincoln National Corp.	631		41
Loews Corp.	764		36
M&T Bank Corp.	433		67
Marsh & McLennan Cos., Inc.	1,426		105
MetLife, Inc.	3,051		161
Mid-America Apartment Communities, Inc.	315		32
Moody’s Corp.	457		51
Morgan Stanley	4,033		173
Nasdaq, Inc.	315		22
Navient Corp.	840		12
Northern Trust Corp.	591		51
People’s United Financial, Inc.	866		16
PNC Financial Services Group, Inc. (The)	1,353		163

	SHARES		VALUE

Financials—(continued)
Principal Financial Group, Inc.	738	$	47
Progressive Corp. (The)	1,616		63
Prudential Financial, Inc.	1,193		127
Regions Financial Corp.	3,419		50
S&P Global, Inc.	708		93
SL Green Realty Corp.	278		30
State Street Corp.	1,004		80
SunTrust Banks, Inc.	1,371		76
Synchrony Financial	2,170		74
T. Rowe Price Group, Inc.	674		46
Torchmark Corp.	306		24
Travelers Cos., Inc. (The)	789		95
U.S. Bancorp	4,456		229
Unum Group	640		30
Wells Fargo & Co.	12,592		701
Willis Towers Watson plc	356		47
XL Group Ltd.	748		30
Zions Bancorporation	566		24

			8,210

Health Care—7.5%
Abbott Laboratories	4,750		211
AbbVie, Inc.	4,504		293
Aetna, Inc.	967		123
Agilent Technologies, Inc.	904		48
Alexion Pharmaceuticals, Inc.(2)	624		76
Allergan plc	1,040		248
AmerisourceBergen Corp.	465		41
Amgen, Inc.	2,057		338
Anthem, Inc.	733		121
Bard (C.R.), Inc.	204		51
Baxter International, Inc.	1,366		71
Becton, Dickinson & Co.	588		108
Biogen, Inc.(2)	592		162
Boston Scientific Corp.(2)	3,702		92
Bristol-Myers Squibb Co.	4,717		257
Cardinal Health, Inc.	885		72
Celgene Corp.(2)	2,145		267
Centene Corp.(2)	478		34
Cerner Corp.(2)	836		49
Cigna Corp.	713		104
Cooper Cos, Inc. (The)	134		27
Danaher Corp.	1,684		144

See Notes to Schedules of Investments

3

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Health Care—(continued)
DaVita HealthCare Partners, Inc.(2)	439	$30
DENTSPLY SIRONA, Inc.	641	40
Edwards Lifesciences Corp.(2)	589	55
Eli Lilly & Co.	2,702	227
Endo International plc(2)	544	6
Envision Healthcare Corp(2)	326	20
Express Scripts Holding Co.(2)	1,724	114
Gilead Sciences, Inc.	3,620	246
HCA Holdings, Inc.(2)	812	72
Henry Schein, Inc.(2)	224	38
Hologic, Inc.(2)	772	33
Humana, Inc.	413	85
IDEXX Laboratories, Inc.(2)	248	38
Illumina, Inc.(2)	411	70
Incyte Corp., Ltd.(2)	497	66
Intuitive Surgical, Inc.(2)	107	82
Johnson & Johnson	7,522	937
Laboratory Corporation of America Holdings(2)	286	41
Mallinckrodt plc(2)	299	13
McKesson Corp.	591	88
Medtronic plc	3,813	307
Merck & Co., Inc.	7,621	484
Mettler-Toledo International, Inc.(2)	72	35
Mylan NV(2)	1,291	50
Patterson Cos., Inc.	231	10
PerkinElmer, Inc.	301	17
Perrigo Co. plc	399	27
Pfizer, Inc.	16,852	577
Quest Diagnostics, Inc.	385	38
Regeneron Pharmaceuticals, Inc.(2)	208	81
Stryker Corp.	862	114
Thermo Fisher Scientific, Inc.	1,092	168
UnitedHealth Group, Inc.	2,647	434
Universal Health Services, Inc. Class B	250	31
Varian Medical Systems, Inc.(2)	259	24
Vertex Pharmaceuticals, Inc.(2)	676	74
Waters Corp.(2)	223	35
Zimmer Biomet Holdings, Inc.	551	67
Zoetis, Inc.	1,363	73

		7,884

Industrials—5.4%
3M Co.	1,662	318

	SHARES	VALUE

Industrials—(continued)
Acuity Brands, Inc.	123	$25
Alaska Air Group, Inc.	345	32
Allegion plc	264	20
American Airlines Group, Inc.	1,433	61
AMETEK, Inc.	640	35
Arconic, Inc.	1,223	32
Boeing Co. (The)	1,593	282
Caterpillar, Inc.	1,623	151
Cintas Corp.	239	30
CSX Corp.	2,622	122
Cummins, Inc.	428	65
Deere & Co.	801	87
Delta Air Lines, Inc.	2,049	94
Dover Corp.	427	34
Dun & Bradstreet Corp. (The)	100	11
Eaton Corp. plc	1,248	93
Emerson Electric Co.	1,765	106
Equifax, Inc.	330	45
Expeditors International of Washington, Inc.	499	28
Fastenal Co.	797	41
FedEx Corp.	671	131
Flowserve Corp.	357	17
Fluor Corp.	384	20
Fortive Corp.	823	50
Fortune Brands Home & Security, Inc.	428	26
General Dynamics Corp.	796	149
General Electric Co.	24,514	731
Honeywell International, Inc.	2,114	264
Hunt (JB) Transport Services, Inc.	242	22
Illinois Tool Works, Inc.	872	116
Ingersoll-Rand plc	711	58
Jacobs Engineering Group, Inc.	333	18
Johnson Controls International plc	2,589	109
Kansas City Southern	302	26
L3 Technologies, Inc.	216	36
Lockheed Martin Corp.	703	188
Masco Corp.	902	31
Nielsen Holdings plc	925	38
Norfolk Southern Corp.	823	92
Northrop Grumman Corp.	489	116
PACCAR, Inc.	973	65
Parker Hannifin Corp.	368	59
Pentair plc	462	29

See Notes to Schedules of Investments

4

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Industrials—(continued)
Pitney Bowes, Inc.	510	$7
Quanta Services, Inc.(2)	417	16
Raytheon Co.	813	124
Republic Services, Inc.	639	40
Robert Half International, Inc.	355	17
Robinson (C.H.) Worldwide, Inc.	391	30
Rockwell Automation, Inc.	353	55
Rockwell Collins, Inc.	363	35
Roper Technologies, Inc.	283	58
Ryder System, Inc.	147	11
Snap-On, Inc.	160	27
Southwest Airlines Co.	1,708	92
Stanley Black & Decker, Inc.	416	55
Stericycle, Inc.(2)	230	19
Textron, Inc.	745	36
TransDigm Group, Inc.(2)	138	30
Union Pacific Corp.	2,295	243
United Continental Holdings, Inc.(2)	797	56
United Parcel Service, Inc. Class B	1,890	203
United Rentals, Inc.(2)	231	29
United Technologies Corp.	2,125	238
Verisk Analytics, Inc.(2)	429	35
W.W. Grainger, Inc.	152	35
Waste Management, Inc.	1,123	82
Xylem, Inc.	492	25

		5,701

Information Technology—11.7%
Accenture plc Class A	1,719	206
Activision Blizzard, Inc.	1,902	95
Adobe Systems, Inc.(2)	1,366	178
Akamai Technologies, Inc.(2)	486	29
Alliance Data Systems Corp.	159	40
Alphabet, Inc. Class A(2)	821	696
Alphabet, Inc. Class C(2)	823	683
Amphenol Corp. Class A	861	61
Analog Devices, Inc.	852	70
Apple, Inc.	14,760	2,120
Applied Materials, Inc.	2,996	117
Autodesk, Inc.(2)	539	47
Automatic Data Processing, Inc.	1,244	127
Broadcom Ltd.	1,100	241
CA, Inc.	865	27

	SHARES	VALUE

Information Technology—(continued)
Cisco Systems, Inc.	13,857	$468
Citrix Systems, Inc.(2)	433	36
Cognizant Technology Solutions Corp. Class A(2)	1,663	99
Corning, Inc.	2,682	72
CSRA, Inc.	410	12
eBay, Inc.(2)	2,885	97
Electronic Arts, Inc.(2)	840	75
F5 Networks, Inc.(2)	181	26
Facebook, Inc. Class A(2)	6,480	920
Fidelity National Information Services, Inc.	909	72
First Solar, Inc.(2)	218	6
Fiserv, Inc.(2)	602	69
FLIR Systems, Inc.	379	14
Global Payments, Inc.	425	34
Harris Corp.	346	39
Hewlett Packard Enterprise Co.	4,591	109
HP, Inc.	4,662	83
Intel Corp.	12,964	468
International Business Machines Corp.	2,386	416
Intuit, Inc.	672	78
Juniper Networks, Inc.	1,049	29
KLA-Tencor Corp.	435	41
Lam Research Corp.	450	58
Mastercard, Inc. Class A	2,632	296
Microchip Technology, Inc.	596	44
Micron Technology, Inc.(2)	2,851	82
Microsoft Corp.	21,405	1,410
Motorola Solutions, Inc.	453	39
NetApp, Inc.	761	32
NVIDIA Corp.	1,494	163
Oracle Corp.	8,282	369
Paychex, Inc.	892	53
PayPal Holdings, Inc.(2)	3,134	135
Qorvo, Inc.(2)	356	24
QUALCOMM, Inc.	4,051	232
Red Hat, Inc.(2)	492	43
salesforce.com, Inc.(2)	1,762	145
Seagate Technology plc	832	38
Skyworks Solutions, Inc.	514	50
Symantec Corp.	1,715	53
TE Connectivity Ltd.	987	74
Teradata Corp.(2)	359	11
Texas Instruments, Inc.	2,775	224

See Notes to Schedules of Investments

5

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Information Technology—(continued)
Total System Services, Inc.	456	$24
VeriSign, Inc.(2)	252	22
Visa, Inc. Class A	5,160	459
Western Digital Corp.	798	66
Western Union Co. (The)	1,346	27
Xerox Corp.	2,359	17
Xilinx, Inc.	703	41
Yahoo!, Inc.(2)	2,441	113

		12,344

Materials—1.5%
Air Products & Chemicals, Inc.	600	81
Albemarle Corp.	309	33
Avery Dennison Corp.	245	20
Ball Corp.	480	36
CF Industries Holdings, Inc.	645	19
Dow Chemical Co. (The)	3,120	198
Du Pont (E.I.) de Nemours & Co.	2,435	196
Eastman Chemical Co.	407	33
Ecolab, Inc.	723	91
FMC Corp.	327	23
Freeport-McMoRan, Inc.(2)	3,626	48
International Flavors & Fragrances, Inc.	219	29
International Paper Co.	1,139	58
LyondellBasell Industries N.V. Class A	925	84
Martin Marietta Materials, Inc.	170	37
Monsanto Co.	1,208	137
Mosaic Co. (The)	969	28
Newmont Mining Corp.	1,457	48
Nucor Corp.	883	53
PPG Industries, Inc.	729	76
Praxair, Inc.	786	93
Sealed Air Corp.	531	23
Sherwin-Williams Co. (The)	223	69
Vulcan Materials Co.	357	43
WestRock Co.	698	36

		1,592

Real Estate—1.3%
American Tower Corp.	1,169	142
Apartment Investment & Management Co. Class A	436	19
AvalonBay Communities, Inc.	380	70
CBRE Group, Inc. Class A(2)	835	29

	SHARES	VALUE

Real Estate—(continued)
Crown Castle International Corp.	999	$94
Digital Realty Trust, Inc.	436	46
Equinix, Inc.	197	79
Equity Residential	1,015	63
Essex Property Trust, Inc.	182	42
Extra Space Storage, Inc.	346	26
Federal Realty Investment Trust	198	26
GGP, Inc.	1,602	37
HCP, Inc.	1,285	40
Host Hotels & Resorts, Inc.	2,033	38
Iron Mountain, Inc.	675	24
Kimco Realty Corp.	1,173	26
Macerich Co. (The)	333	22
Prologis, Inc.	1,446	75
Public Storage	414	91
Simon Property Group, Inc.	859	148
UDR, Inc.	740	27
Ventas, Inc.	974	63
Vornado Realty Trust	475	48
Welltower, Inc.	1,004	71
Weyerhaeuser Co.	2,053	70

		1,416

Telecommunication Services—1.3%
AT&T, Inc.	17,002	706
CenturyLink, Inc.	1,505	36
Frontier Communications Corp.	3,228	7
Level 3 Communications, Inc.(2)	804	46
Verizon Communications, Inc.	11,337	553

		1,348

Utilities—1.7%
AES Corp.	1,801	20
Alliant Energy Corp.	627	25
Ameren Corp.	671	37
American Electric Power Co., Inc.	1,358	91
American Water Works Co., Inc.	489	38
CenterPoint Energy, Inc.	1,188	33
CMS Energy Corp.	769	34
Consolidated Edison, Inc.	842	65
Dominion Resources, Inc.	1,726	134
DTE Energy Co.	493	50
Duke Energy Corp.	1,902	156
Edison International	898	71

See Notes to Schedules of Investments

6

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Utilities—(continued)
Entergy Corp.	494	$38
Eversource Energy	873	51
Exelon Corp.	2,517	91
FirstEnergy Corp.	1,161	37
NextEra Energy, Inc.	1,287	165
NiSource, Inc.	883	21
NRG Energy, Inc.	855	16
PG&E Corp.	1,395	93
Pinnacle West Capital Corp.	307	26
PPL Corp.	1,864	70
Public Service Enterprise Group, Inc.	1,382	61
SCANA Corp.	396	26
Sempra Energy	690	76
Southern Co. (The)	2,697	134
WEC Energy Group, Inc.	868	53
Xcel Energy, Inc.	1,397	62

		1,774

TOTAL COMMON STOCKS (Identified Cost $56,247)		56,140

EXCHANGE-TRADED FUNDS(3)—45.1%

Consumer Staples Select Sector SPDR Fund	18,067	986
Financial Select Sector SPDR Fund	63,898	1,516
Health Care Select Sector SPDR Fund	19,616	1,459
PowerShares S&P 500 Low Volatility Portfolio	77,883	3,386
Technology Select Sector SPDR Fund	43,492	2,318
Utilities Select Sector SPDR Fund	7,025	360
Vanguard S&P 500 ETF(4)	173,500	37,537

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $45,135)		47,562

	CONTRACTS

PURCHASED OPTIONS—0.1%

Call Options—0.0%
S&P 500® Index expiration 04/05/17 strike price $2,465	207	1
S&P 500® Index expiration 04/07/17 strike price $2,475	207	2
S&P 500® Index expiration 04/10/17 strike price $2,465	206	2
S&P 500® Index expiration 04/12/17 strike price $2,465	208	—

	CONTRACTS	VALUE

Call Options—(continued)
S&P 500® Index expiration 04/13/17 strike price $2,470	208	$4

		9

Put Options—0.1%
S&P 500® Index expiration 04/05/17 strike price $2,200	207	5
S&P 500® Index expiration 04/07/17 strike price $2,200	207	7
S&P 500® Index expiration 04/10/17 strike price $2,240	206	15
S&P 500® Index expiration 04/12/17 strike price $2,245	208	21
S&P 500® Index expiration 04/13/17 strike price $2,255	208	28

		76

TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $192)		85

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.5% (Identified Cost $101,574)		103,787(1)

WRITTEN OPTIONS—(0.2)%

Call Options—(0.1)%

S&P 500® Index expiration 04/05/17 strike price $2,415	207	(2)
S&P 500® Index expiration 04/07/17 strike price $2,425	207	(4)
S&P 500® Index expiration 04/10/17 strike price $2,415	206	(10)
S&P 500® Index expiration 04/12/17 strike price $2,415	208	(16)
S&P 500® Index expiration 04/13/17 strike price $2,420	208	(16)

		(48)

Put Options—(0.1)%

S&P 500® Index expiration 04/05/17 strike price $2,250	207	(5)
S&P 500® Index expiration 04/07/17 strike price $2,250	207	(10)

See Notes to Schedules of Investments

7

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE

Put Options—(continued)
S&P 500® Index expiration 04/10/17 strike price $2,290	206	$(22)
S&P 500® Index expiration 04/12/17 strike price $2,295	208	(37)
S&P 500® Index expiration 04/13/17 strike price $2,305	208	(65)

		(139)

TOTAL WRITTEN OPTIONS—(0.2)% (Premiums Received $400)		(187)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—98.3% (Identified Cost $101,174)		103,600

Other assets and liabilities, net—1.7%		1,792

NET ASSETS—100.0%		$105,392

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(4)	All or a portion of the security is segregated as collateral for written options.

See Notes to Schedules of Investments

8

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:

Exchange-Traded Funds	$ 47,562	$ 47,562	$ —
Common Stocks	56,140	56,140	—
Purchased Options	85	85	—*

Total Investments before Written Options	103,787	103,787	—*

Written Option	(187)	(187)	—

Total investments Net of Written Options	$ 103,600	$ 103,600	$ —*

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

* Amount is less than $500.

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—2.1%

U.S. Treasury Bond 2.500%, 2/15/46	$ 1,230	$1,102
U.S. Treasury Note 1.625%, 2/15/26	950	893

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $2,161)		1,995

MUNICIPAL BONDS—1.5%

California—0.7%
San Diego County Regional Airport Authority Rental Car Center Project Series B -Taxable 5.594%, 7/1/43	275	303
State of California, Build America Bonds Taxable 7.600%, 11/1/40	265	395

		698

New York—0.4%
New York City Transitional Finance Authority Future Tax Secured Revenue Taxable 5.000%, 5/1/40	345	392

Texas—0.2%
State of Texas 3.011%, 10/1/26	200	198

Virginia—0.2%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	210	176

TOTAL MUNICIPAL BONDS (Identified Cost $1,513)		1,464

FOREIGN GOVERNMENT SECURITIES—0.8%

Argentine Republic
144A 6.875%, 1/26/27(4)	65	66
144A 7.625%, 4/22/46(4)	150	153
Bolivarian Republic of Venezuela 9.375%, 1/13/34	65	30
Republic of Chile 5.500%, 8/5/20	52,000CLP	83
Republic of El Salvador 144A 6.375%, 1/18/27(4)	75	67
Republic of Turkey 5.625%, 3/30/21	110	115
Russian Federation 144A 7.850%, 3/10/18(4)	5,000RUB	88
United Mexican States
Series M, 6.500%, 6/9/22	925MXN	48
4.750%, 3/8/44	54	53

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $830)		703

	PAR VALUE	VALUE

MORTGAGE-BACKED SECURITIES—11.8%

Agency—4.0%
FHLMC
3.500%, 3/1/45	$ 280	$288
3.000%, 5/1/45	84	83
3.500%, 4/1/46	155	159
FNMA
4.000%, 6/1/20	12	12
4.500%, 7/1/20	1	1
3.000%, 2/1/27	121	125
2.500%, 5/1/28	173	175
6.500%, 10/1/31	3	4
6.000%, 9/1/32	11	12
5.000%, 10/1/35	32	35
6.000%, 9/1/36	1	1
5.500%, 4/1/37	10	11
5.500%, 7/1/37	27	31
6.000%, 10/1/37	8	9
5.000%, 6/1/38	23	25
5.500%, 6/1/38	5	5
5.500%, 6/1/38	4	5
5.500%, 11/1/38	16	17
4.000%, 1/1/39	48	51
5.000%, 1/1/39	6	7
6.000%, 1/1/39	15	17
4.500%, 3/1/39	13	14
5.000%, 3/1/39	13	14
6.000%, 3/1/39	13	15
4.500%, 4/1/39	93	101
4.000%, 5/1/39	89	94
4.500%, 2/1/40	65	70
4.000%, 10/1/40	127	134
4.500%, 4/1/41	142	153
4.000%, 7/1/41	96	101
3.500%, 1/1/42	64	65
3.500%, 4/1/42	308	317
3.500%, 12/1/42	169	173
3.000%, 3/1/43	97	96
3.000%, 5/1/43	84	83
3.000%, 7/1/43	194	194
4.000%, 10/1/44	289	303
3.500%, 9/1/45	170	173
3.500%, 1/1/46	84	86

1

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Agency—(continued)
4.000%, 1/1/46	$ 249	$ 262
3.000%, 6/1/46	156	155
3.000%, 7/1/46	87	87
GNMA
6.500%, 11/15/23	33	37
6.500%, 12/15/23	1	1
6.500%, 2/15/24	18	20
6.500%, 11/15/31	19	21
6.500%, 2/15/32	23	26

		3,868

Non-Agency—7.8%
Agate Bay Mortgage Trust 13-1, A1 144A 3.500%, 7/25/43(3)(4)	147	148
American Homes 4 Rent Trust
15-SFR2, C 144A 4.691%, 10/17/45(4)	110	115
15-SFR1, A 144A 3.467%, 4/17/52(4)	106	108
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.800%, 6/25/33(3)	155	154
AMSR Trust 16-SFR1, C 144A 3.193%, 11/17/33(3)(4)	100	101
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(3)(4)	300	309
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(4)	100	101
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C6, A4 5.858%, 7/15/40(3)	103	103
Bayview Opportunity Master Fund IVa Trust
04-A Trust, 16-SPL1, B1 144A 4.250%, 4/28/55(4)	100	103
04-A Trust, 17-SPL1, B1 144A 4.250%, 10/28/64(3)(4)	100	103
Bayview Opportunity Master Fund IVb Trust 04-B Trust, 16-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	100	103
CIT Group Home Equity Loan Trust 03-1, A5 5.480%, 7/20/34(3)	231	236
Citigroup Commercial Mortgage Trust
16-SMPL, A 144A 2.228%, 9/10/31(4)	100	98
07-C6, A4 5.779%, 12/10/49(3)	70	70
08-C7, AM 6.127%, 12/10/49(3)	95	97
Citigroup Mortgage Loan Trust, Inc.
04-UST1, A3 2.953%, 8/25/34(3)	78	78

	PAR VALUE	VALUE

Non-Agency—(continued)
04-NCM2, 2CB2 6.750%, 8/25/34	$ 67	$ 72
14-A, A 144A 4.000%, 1/25/35(3)(4)	58	61
15-A, A1 144A 3.500%, 6/25/58(3)(4)	89	90
Colony Multi-Family Mortgage Trust 14-1, A 144A 2.543%, 4/20/50(4)	81	80
Colony Starwood Homes Trust 16-2A, C 144A 3.093%, 12/17/33(3)(4)	100	100
Credit Suisse Mortgage Capital Trust 13-HYB1, A16,144A 3.005%, 4/25/43(3)(4)	46	46
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/34(3)(4)	100	102
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.676%, 6/25/34(3)	40	41
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	34	35
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	77	77
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-1, 21A1 3.121%, 4/25/34(3)	58	58
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PW18, AM, 6.084%, 6/11/50(3)	450	459
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.902%, 6/25/33(3)	61	60
03-AR4, 2A1 2.925%, 8/25/33(3)	91	90
JPMorgan Chase Commercial Mortgage Securities Trust
14-C22, A4 3.801%, 9/15/47	150	155
07-LDPX, AM 5.464%, 1/15/49(3)	85	85
07-LD12, A4 5.882%, 2/15/51(3)	472	474
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(3)(4)	59	60
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	125	129
16-1, M2 144A 3.750%, 4/25/45(3)(4)	82	81
16-2, M2 144A 3.750%, 12/25/45(3)(4)	88	88
16-1, A3 144A 3.500%, 5/25/46(4)	82	82
11-C4, A4, 144A 4.388%, 7/15/46(4)	225	240
16-5, A1 144A 2.602%, 12/25/46(3)(4)	193	192
MASTR Alternative Loan Trust 03-8, 2A1 5.750%, 11/25/33	115	119
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	69	70

2

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Non-Agency—(continued)
Morgan Stanley - Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 4/15/48	$	225	$ 225
Morgan Stanley Capital Barclays Bank Trust 16-MART, A 144A 2.200%, 9/13/31(4)		155	152
Morgan Stanley Capital I Trust 07-IQ14, AM 5.778%, 4/15/49(3)		123	123
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(4)		155	156
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(3)(4)		94	96
15-2A, A1 144A 3.750%, 8/25/55(3)(4)		78	80
16-1A, A1 144A 3.750%, 3/25/56(3)(4)		76	77
16-3A, A1 144A 3.750%, 9/25/56(3)(4)		89	90
16-4A, B1A 144A 4.500%, 11/25/56(4)		99	102
NovaStar Mortgage Funding Trust Series 04-4, M5 2.707%, 3/25/35(3)		120	117
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(4)		100	103
Residential Asset Mortgage Products Trust 05-SL2, A4 7.500%, 2/25/32		53	53
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(3)(4)		80	81
Structured Adjustable Rate Mortgage Loan Trust 04-1, 6A 3.345%, 2/25/34(3)		98	95
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(3)(4)		100	97
15-6, M1 144A 3.750%, 4/25/55(3)(4)		100	97
15-5, A2 144A 3.500%, 5/25/55(3)(4)		100	101
16-4, A1 144A 2.250%, 7/25/56(3)(4)		88	87
15-2, 1M1 144A 3.250%, 11/25/60(3)(4)		145	144
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 07-C33, A5 6.053%, 2/15/51(3)		140	141
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50		50	50

			7,440

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $11,158)			11,308

ASSET-BACKED SECURITIES—2.3%

AmeriCredit Automobile Receivables Trust
12-4, D 2.680%, 10/9/18		120	120
13-2, D 2.420%, 5/8/19		275	276
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(4)		42	42

		PAR VALUE	VALUE

Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(4)	$	67	$ 66
Conn’s Receivables Funding LLC 16-B, A 144A 3.730%, 10/15/18(4)		50	50
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(4)		49	50
Drive Auto Receivables Trust 15-AA, C 144A 3.060%, 5/17/21(4)		150	151
DT Auto Owner Trust 16-4A, C 144A 2.740%, 10/17/22(4)		125	125
Exeter Automobile Receivables Trust
14-1A, B 144A 2.420%, 1/15/19(4)		3	3
15-A1, C 144A 4.100%, 12/15/20(4)		135	138
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)		74	75
Flagship Credit Auto Trust 16-1, A 144A 2.770%, 12/15/20(4)		83	84
Leaf Receivables Funding 9 LLC 13-1,E2 C 144A 3.460%, 9/15/21(4)		142	142
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(4)		100	101
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.732%, 9/27/21(3)(4)		165	165
OneMain Financial Issuance Trust 15-1A, A 144A 3.190%, 3/18/26(4)		125	126
SoFi Professional Loan Program LLC 16-A, A2 144A 2.760%, 12/26/36(4)		76	77
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 01-SB1, A2 3.375%, 8/25/31		57	56
TCF Auto Receivables Owner Trust 14-1A, C 144A 3.120%, 4/15/21(4)		165	165
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(4)		99	100
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)		87	87

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,190)			2,199

CORPORATE BONDS AND NOTES—18.9%

Consumer Discretionary—1.7%
American Greetings Corp. 144A 7.875%, 2/15/25(4)		40	42

3

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Consumer Discretionary—(continued)
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(4)	$	80	$	80
Delphi Automotive plc 3.150%, 11/19/20		90		92
Hilton Worldwide Finance LLC 144A 4.875%, 4/1/27(4)		20		20
Horton (D.R.), Inc. 4.750%, 2/15/23		115		122
Hyatt Hotels Corp. 3.375%, 7/15/23		115		116
International Game Technology plc 7.500%, 6/15/19		75		82
Marriott International, Inc. Series N, 3.125%, 10/15/21		105		107
3.125%, 2/15/23		200		199
NCL Corp., Ltd. 144A 4.750%, 12/15/21(4)		60		61
New York University 4.142%, 7/1/48		70		66
Priceline Group, Inc. (The) 3.650%, 3/15/25		130		131
QVC, Inc. 5.125%, 7/2/22		135		142
SFR (Numericable) Group S.A. 144A 7.375%, 5/1/26(4)		200		207
TRI Pointe Group, Inc. 5.875%, 6/15/24		35		36
Wyndham Worldwide Corp. 5.100%, 10/1/25		130		138

				1,641

Consumer Staples—0.5%
CVS Health Corp. 2.875%, 6/1/26		110		105
Flowers Foods, Inc. 4.375%, 4/1/22		120		127
Kraft Heinz Foods Co. (The)
2.800%, 7/2/20		20		20
3.500%, 7/15/22		25		26
Post Holdings, Inc. 144A 5.750%, 3/1/27(4)		40		40
Safeway, Inc. 7.250%, 2/1/31		70		68
Smithfield Foods, Inc. 144A 4.250%, 2/1/27(4)		21		21
Whole Foods Market, Inc. 5.200%, 12/3/25		70		75

				482

Energy—2.5%
Anadarko Petroleum Corp. 5.550%, 3/15/26		20		22
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)		20		20
Diamondback Energy, Inc. 144A 4.750%, 11/1/24(4)		10		10
Ecopetrol S.A. 4.125%, 1/16/25		135		131
Gazprom Neft OAO 144A 6.000%, 11/27/23(4)(8)		200		216

		PAR VALUE		VALUE

Energy—(continued)
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	$	70	$	73
Holly Energy Partners LP 144A 6.000%, 8/1/24(4)		5		5
HollyFrontier Corp. 5.875%, 4/1/26		100		106
Kinder Morgan, Inc.
4.300%, 6/1/25		150		153
7.750%, 1/15/32		60		75
Lukoil International Finance BV 144A 4.563%, 4/24/23(4)		200		205
MPLX LP 4.875%, 12/1/24		110		116
NGL Energy Partners LP 5.125%, 7/15/19		95		96
Occidental Petroleum Corp. 4.400%, 4/15/46		80		81
Petrobras Global Finance BV
5.375%, 1/27/21		55		57
8.750%, 5/23/26		30		35
7.375%, 1/17/27		15		16
Petroleos Mexicanos
6.875%, 8/4/26		35		39
6.500%, 6/2/41		90		89
5.500%, 6/27/44		60		53
PHI, Inc. 5.250%, 3/15/19		35		33
Regency Energy Partners LP 5.000%, 10/1/22		135		143
Rowan Cos., Inc. 4.875%, 6/1/22		140		134
SM Energy Co. 6.125%, 11/15/22		45		46
Sunoco LP 6.375%, 4/1/23		140		143
Williams Cos., Inc. (The) 3.700%, 1/15/23		100		99
Williams Partners LP 3.900%, 1/15/25		145		145

				2,341

Financials—7.1%
Allstate Corp. (The) 5.750%, 8/15/53(3)(5)		135		145
Ally Financial, Inc. 5.750%, 11/20/25		60		62
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)		135		135
Ares Capital Corp.
4.875%, 11/30/18		18		19
3.875%, 1/15/20		49		50
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)		140		131
Aviation Capital Group Corp. 144A 2.875%, 9/17/18(4)		25		25
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)		150		164
Banco de Credito del Peru 144A 4.250%, 4/1/23(4)		164		170

4

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Financials—(continued)
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	$	200	$205
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(4)		115	126
Bank of America Corp.
5.650%, 5/1/18		400	416
4.200%, 8/26/24		155	158
Brookfield Finance LLC 4.000%, 4/1/24		82	82
Capital One Financial Corp. 3.750%, 7/28/26		105	102
Citigroup, Inc. 4.600%, 3/9/26		140	144
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23		200	195
Fidelity National Financial, Inc.
6.600%, 5/15/17		175	176
5.500%, 9/1/22		40	42
Fifth Third Bancorp 4.500%, 6/1/18		150	154
First Horizon National Corp. 3.500%, 12/15/20		110	113
Ford Motor Credit Co., LLC 5.750%, 2/1/21		75	83
FS Investment Corp.
4.250%, 1/15/20		115	116
4.750%, 5/15/22		35	36
General Motors Financial Co., Inc.
3.500%, 7/10/19		120	123
4.200%, 3/1/21		40	42
Genworth Holdings, Inc. 4.900%, 8/15/23		68	57
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25		180	183
HSBC USA, Inc. 1.700%, 3/5/18		135	135
Huntington Bancshares, Inc. 7.000%, 12/15/20		95	109
Hutchison Whampoa International Ltd. Series 12 144A 6.000% (3)(4)(5)(6)		160	161
ICAHN Enterprises LP
6.000%, 8/1/20		55	57
5.875%, 2/1/22		45	46
144A 6.250%, 2/1/22(4)		10	10
iStar, Inc.
5.000%, 7/1/19		45	46
6.000%, 4/1/22		15	15
Jefferies Group LLC 5.125%, 1/20/23		150	161
KeyCorp 5.100%, 3/24/21		165	180
Korea Finance Corp. 4.625%, 11/16/21		200	216
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)		135	142
Lincoln National Corp. 6.050%, 4/20/67(3)(5)		50	42
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)		150	167

		PAR VALUE		VALUE

Financials—(continued)
Manulife Financial Corp. 4.150%, 3/4/26	$	100	$	105
Morgan Stanley
4.100%, 5/22/23		80		83
4.350%, 9/8/26		100		102
Navient Corp. 7.250%, 9/25/23		20		20
OM Asset Management plc 4.800%, 7/27/26		60		60
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(4)(8)		200		211
Prudential Financial, Inc.
5.875%, 9/15/42(3)		90		98
5.625%, 6/15/43(3)(5)		60		64
S&P Global, Inc. 4.000%, 6/15/25		125		128
Santander Holdings USA, Inc. 144A 3.700%, 3/28/22(4)		115		115
SBA Tower Trust 144A 2.877%, 7/15/21(4)		100		99
Springleaf Finance Corp. 5.250%, 12/15/19		45		46
Teachers Insurance & Annuity Association Asset Management Finance Co., LLC 144A 4.125%, 11/1/24(4)		125		127
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)		110		109
Toronto-Dominion Bank (The)
2.125%, 4/7/21		65		64
3.625%, 9/15/31(3)		25		25
Trinity Acquisition plc 4.400%, 3/15/26		80		82
Wells Fargo & Co.
3.069%, 1/24/23		40		40
Series M, 3.450%, 2/13/23		115		116
Willis Group Holdings plc 5.750%, 3/15/21		125		137
Zions Bancorporation 4.500%, 6/13/23		40		41

				6,813

Health Care—1.4%
Abbott Laboratories
3.400%, 11/30/23		25		25
3.750%, 11/30/26		80		80
AbbVie, Inc.
3.600%, 5/14/25		45		45
3.200%, 5/14/26		65		63
Becton Dickinson and Co. 3.300%, 3/1/23		135		137
Cardinal Health, Inc.
3.200%, 3/15/23		70		71
3.750%, 9/15/25		105		108

5

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Health Care—(continued)
Endo Finance LLC 144A 5.375%, 1/15/23(4)	$	50	$	43
Express Scripts Holding Co. 3.900%, 2/15/22		140		145
Forest Laboratories LLC 144A 4.875%, 2/15/21(4)		80		86
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(4)		15		16
HCA, Inc.
5.375%, 2/1/25		20		21
5.250%, 6/15/26		40		42
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)		55		56
Mylan NV
3.000%, 12/15/18		35		35
3.150%, 6/15/21		20		20
Shire Acquisitions Investments 2.400%, 9/23/21		120		118
Tenet Healthcare Corp. 4.631%, 6/15/20(3)		35		35
Teva Pharmaceutical Finance III BV
3.150%, 10/1/26		60		55
4.100%, 10/1/46		60		52
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)		15		13
144A 5.625%, 12/1/21(4)		25		20
144A 5.875%, 5/15/23(4)		10		8
144A 7.000%, 3/15/24(4)		15		15
Zoetis, Inc. 3.250%, 2/1/23		70		71

				1,380

Industrials—0.9%
Bombardier, Inc. 144A 6.125%, 1/15/23(4)		50		49
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(4)		34		36
Carpenter Technology Corp. 5.200%, 7/15/21		150		157
Continental Airlines Pass-Through-Trust 01-1, A1 6.703%, 6/15/21		40		43
Embraer Netherlands Finance BV 5.400%, 2/1/27		45		46
GATX Corp. 3.250%, 9/15/26		15		14
Lockheed Martin Corp. 3.100%, 1/15/23		100		101
Owens Corning 3.400%, 8/15/26		80		77
Park Aerospace Holdings Ltd. 144A 5.500%, 2/15/24(4)		40		42
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(4)		50		51
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22		189		204

				820

		PAR VALUE		VALUE

Information Technology—1.0%
Apple, Inc.
3.250%, 2/23/26	$	80	$	81
3.350%, 2/9/27		80		81
Applied Materials, Inc. 3.300%, 4/1/27		95		95
Broadcom Corp.
144A 3.000%, 1/15/22(4)		45		45
144A 3.625%, 1/15/24(4)		80		81
CDW LLC 5.000%, 9/1/25		15		15
Diamond 1 Finance Corp.
144A 5.450%, 6/15/23(4)		15		16
144A 6.020%, 6/15/26(4)		10		11
Dun & Bradstreet Corp. (The) 4.625%, 12/1/22		135		140
DXC Technology Co. (Everett Spinco, Inc.) 144A 4.250%, 4/15/24(4)		21		21
Hewlett Packard Enterprise Co. 4.900%, 10/15/25		60		62
Microsoft Corp. 3.300%, 2/6/27		115		117
Radiate Holdco LLC 144A 6.625%, 2/15/25(4)		60		59
Verisk Analytics, Inc. 4.000%, 6/15/25		125		127

				951

Materials—0.8%
Airgas, Inc. 3.050%, 8/1/20		7		7
ArcelorMittal 6.125%, 6/1/25		100		111
Freeport-McMoRan, Inc. 3.875%, 3/15/23		55		51
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)		100		109
Glencore Funding LLC 144A 4.125%, 5/30/23(4)		95		97
Grace (WR) & Co. 144A 5.125%, 10/1/21(4)		10		11
NewMarket Corp. 4.100%, 12/15/22		142		145
Reynolds Group Issuer, Inc. 144A 5.125%, 7/15/23(4)		35		36
Silgan Holdings, Inc. 144A 4.750%, 3/15/25(4)		15		15
Vedanta Resources plc 144A 9.500%, 7/18/18(4)		100		107
Vulcan Materials Co. 3.900%, 4/1/27		95		96

				785

Real Estate—2.1%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27		60		60
Brixmor Operating Partnership LP 3.875%, 8/15/22		35		36
Corporate Office Properties LP
3.700%, 6/15/21		90		92
3.600%, 5/15/23		150		146

6

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Real Estate—(continued)
Digital Realty Trust LP
3.400%, 10/1/20	$50	$51
3.950%, 7/1/22	65	68
Education Realty Operating Partnership LP 4.600%, 12/1/24	150	151
EPR Properties 4.750%, 12/15/26	110	110
HCP, Inc. 3.750%, 2/1/19	50	51
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	80	79
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	50	51
Highwoods Realty LP 3.625%, 1/15/23	135	136
Hospitality Properties Trust 4.500%, 3/15/25	130	130
Kilroy Realty LP 4.375%, 10/1/25	110	115
LifeStorage LP 3.500%, 7/1/26	50	48
Physicians Realty LP 4.300%, 3/15/27	33	33
National Retail Properties, Inc. 5.500%, 7/15/21	150	165
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	101
Select Income REIT 4.500%, 2/1/25	125	125
Welltower, Inc. 4.000%, 6/1/25	135	137
WP Carey, Inc. 4.600%, 4/1/24	105	109

		1,994

Telecommunication Services—0.4%
AT&T, Inc.
3.000%, 6/30/22	50	50
4.250%, 3/1/27	60	61
5.250%, 3/1/37	20	20
4.800%, 6/15/44	80	75
Qwest Corp. 7.250%, 9/15/25	55	60
T-Mobile USA, Inc. 6.375%, 3/1/25	40	43
Verizon Communications, Inc. 4.125%, 3/16/27	95	97
Zayo Group LLC 144A 5.750%, 1/15/27(4)	5	5

		411

Utilities—0.5%
Dominion Resources, Inc. 2.962%, 7/1/19(3)	10	10
Entergy Mississippi, Inc. 3.100%, 7/1/23	175	176
Exelon Corp. 3.497%, 6/1/22	20	20
Kansas City Power & Light Co. 3.150%, 3/15/23	110	111
Southern Power Co. 4.150%, 12/1/25	145	150

	PAR VALUE		VALUE

Utilities—(continued)
Vistra Operations Company LLC ( Texas Competitive Electric Holdings Co. LLC) 144A 11.500%, 10/1/20(4)(9)(14)(15)	$65	$	—(12)

			467

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $17,736)			18,085

LOAN AGREEMENTS(3)—0.8%

Consumer Discretionary—0.3%
Boyd Gaming Corp. Refinancing Tranche B, 3.452%, 9/15/23	20		20
El Dorado Resorts, Inc. Tranche B, 0.000%, 3/15/24(13)	10		10
Harbor Freight Tools USA, Inc. 4.232%, 8/18/23	105		105
PetSmart, Inc. Tranche B-2, 4.020%, 3/11/22	62		59
UFC Holdings LLC First Lien, 4.250%, 8/18/23	45		45

			239

Consumer Staples—0.0%
Coty, Inc. Tranche B, 3.311%, 10/27/22	14		13
Galleria Co. Tranche B, 3.813%, 9/29/23	27		28

			41

Energy—0.0%
Paragon Offshore Finance Co. 5.750%, 7/16/21(9)	33		13
Seadrill Operating LP 4.147%, 2/21/21	50		34

			47

Financials—0.1%
Delos Finance S.a.r.l. 3.397%, 10/6/23	80		81

Health Care—0.1%
HLF Financing S.a.r.l. Senior Lien, 6.482%, 2/6/24	15		15
Tenn Merger Sub, Inc. 3.750%, 2/15/23	37		37

			52

Information Technology—0.2%
First Data Corp.
2021-C, 3.984%, 3/24/21	68		68
2022-C, 3.984%, 7/8/22	21		22
Mitchell International, Inc. 4.539%, 10/13/20	32		32
Rackspace Hosting, Inc. Tranche B, First Lien, 4.535%, 11/3/23	38		38
SS&C Technologies Holdings, Inc.

7

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
2017 Refinancing Tranche B-2, 3.232%, 7/8/22	$2	$2
2017 Refinancing Tranche B-1, 3.232%, 7/8/22	22	22
Western Digital Corp. Tranche B-2, 3.732%, 4/29/23	26	26
		210

Materials—0.1%
Anchor Glass Container Corp. First Lien, 4.250%, 12/7/23	14	14
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	36	34
Huntsman International LLC Tranche B, 3.982%, 4/1/23	22	22
		70

Real Estate—0.0%
ESH Hospitality, Inc. 3.482%, 8/30/23	11	11

Utilities—0.0%
Vistra Operations Company LLC
3.732%, 8/4/23	24	25
Tranche C, 3.732%, 8/4/23	6	6
		31

TOTAL LOAN AGREEMENTS (Identified Cost $818)		782

	SHARES

PREFERRED STOCKS—0.9%

Financials—0.9%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	40(7)	40
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	40(7)	41
Citigroup, Inc. Series T, 6.250%(3)	125(7)	135
JPMorgan Chase & Co. Series V, 5.000%(3)	50(7)	51
KeyCorp Series D, 5.000%(3)	100(7)	99
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	95(7)	94
PNC Financial Services Group, Inc. (The) Series S, 5.000%(3)	100(7)	100
Wells Fargo & Co. Series K, 7.980%(3)	95(7)	99
XLIT Ltd. Series E, 6.50%(3)	100(7)	84
Zions Bancorp 6.950%	4,250	124

TOTAL PREFERRED STOCKS (Identified Cost $854)		867

	SHARES	VALUE

COMMON STOCKS—59.4%

Consumer Discretionary—14.3%
Amazon.com, Inc.(2)	2,120	$1,880
Bayerische Motoren Werke AG Sponsored ADR(2)	13,510	411
Ctrip.com International Ltd. ADR(2)	13,550	666
Fuji Heavy Industries Ltd. ADR	21,990	404
Home Depot, Inc. (The)	6,180	907
IMAX Corp.(2)	14,295	486
Kroton Educacional S.A. ADR	67,300	284
Las Vegas Sands Corp.	22,870	1,305
Netflix, Inc.(2)	7,370	1,089
NIKE, Inc. Class B	20,650	1,151
Priceline Group, Inc. (The)(2)	850	1,513
Ross Stores, Inc.	16,510	1,088
Sony Corp. Sponsored ADR	13,710	462
Starbucks Corp.	26,560	1,551
Walt Disney Co. (The)	3,780	429
		13,626

Consumer Staples—5.0%
British American Tobacco plc Sponsored ADR	6,100	405
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	22,000	423
Costco Wholesale Corp.	5,250	880
Marine Harvest ASA Sponsored ADR	24,140	370
Monster Beverage Corp.(2)	31,760	1,466
Philip Morris International, Inc.	11,260	1,271
		4,815

Energy—3.7%
Cabot Oil & Gas Corp.	16,130	386
Core Laboratories NV	5,530	639
Linn Energy, Inc.(2)	865	25
Pacific Exploration and Production Corp.(2)	557	17
Petroleo Brasileiro S.A. Sponsored ADR(2)	44,237	429
Pioneer Natural Resources Co.	3,420	637
Schlumberger Ltd.	8,040	628
Statoil ASA Sponsored ADR	22,760	391
TechnipFMC plc(2)	12,012	390
		3,542

8

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Financials—5.3%
Bank of America Corp.	52,260	$1,233
Barclays plc Sponsored ADR	39,615	445
BNP Paribas S.A. ADR	13,350	444
Charles Schwab Corp. (The)	15,690	640
DBS Group Holdings Ltd. Sponsored ADR	9,955	554
ING Groep N.V. Sponsored ADR	28,426	429
Mizuho Financial Group, Inc. ADR	113,940	421
ORIX Corp. Sponsored ADR	5,305	395
Societe Generale SA Sponsored ADR	46,210	466

		5,027

Health Care—6.0%
Allergan plc	1,841	440
BioMarin Pharmaceutical, Inc.(2)	8,290	728
Bristol-Myers Squibb Co.	8,120	442
Celgene Corp.(2)	12,180	1,515
Danaher Corp.	8,470	724
HealthEquity, Inc.(2)	5,920	251
Icon plc(2)	5,455	435
Shire plc ADR	2,415	421
Zoetis, Inc.	15,210	812

		5,768

Industrials—4.6%
Airbus SE ADR	25,665	489
Ashtead Group plc ADR	6,590	553
Hitachi Ltd. ADR	6,350	345
Nidec Corp. Sponsored ADR	20,110	481
RELX plc Sponsored ADR	20,535	407
Rockwell Automation, Inc.	2,700	420
Roper Technologies, Inc.	4,040	834
Union Pacific Corp.	4,830	512
Westinghouse Air Brake Technologies Corp.	5,109	398

		4,439

Information Technology—17.9%
Accenture plc Class A	5,990	718
Activision Blizzard, Inc.	14,200	708
Alibaba Group Holding Ltd. Sponsored ADR(2)	18,080	1,950
Alphabet, Inc. Class A(2)	1,390	1,178
Amphenol Corp. Class A	18,080	1,287
Broadcom Ltd.	2,065	452
Check Point Software Technologies Ltd.(2)	3,975	408
CoStar Group, Inc.(2)	3,420	709
Facebook, Inc. Class A(2)	31,260	4,441

	SHARES	VALUE

Information Technology—(continued)
Gartner, Inc.(2)	2,670	$288
NVIDIA Corp.	4,700	512
Paycom Software, Inc.(2)	11,530	663
SAP SE Sponsored ADR	5,255	516
Visa, Inc. Class A	18,180	1,616
Workday, Inc. Class A(2)	10,340	861
Yandex N.V. Class A(2)	38,090	835

		17,142

Materials—1.6%
Ecolab, Inc.	6,170	773
Fortescue Metals Group Ltd. Sponsored ADR	34,795	332
Toray Industries, Inc. ADR	24,330	432

		1,537

Real Estate—0.5%
Lendlease Group Sponsored ADR	41,075	498

Telecommunication Services—0.5%
Nippon Telegraph & Telephone Corp. ADR	10,120	433

Utilities—0.0%
Vistra Energy Corp.(2)	1,084	18

TOTAL COMMON STOCKS (Identified Cost $51,972)		56,845

AFFILIATED MUTUAL FUND—0.4%

Virtus Credit Opportunities Fund Class R6(10)	33,447	334

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $334)		334

RIGHTS—0.0%

Vistra Energy Corp.(16)	1,084	1

TOTAL RIGHTS (Identified Cost $1)		1

TOTAL LONG TERM INVESTMENTS—98.9% (Identified Cost $89,567)		94,583(11)

SHORT-TERM INVESTMENT—0.2%

Money Market Mutual Fund—0.2%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.622%)(10)	164,084	164

TOTAL SHORT-TERM INVESTMENT (Identified Cost $164)		164

9

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2017 (Unaudited)

($ reported in thousands)

VALUE

TOTAL INVESTMENTS—99.1% (Identified Cost $89,731)	$94,747(1)

Other assets and liabilities, net—0.9%	905

NET ASSETS—100.0%	$95,652

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2017.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities amounted to a value of $10,366 or 10.8% of net assets.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	Value shown as par value.
(8)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(9)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(10)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(11)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(12)	Amount is less than $500.
(13)	This loan will settle after March 31, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(14)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(15)	Illiquid security.
(16)	Security in default, no interest payments are being received.

Foreign Currencies:

CLP	Chilean Peso
MXN	Mexican Peso
RUB	Russian Ruble

10

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

Country Weightings †

United States	76%
Japan	4
United Kingdom	3
China	3
France	2
Russia	1
Brazil	1
Other	10

Total	100%

† % of total investments as of March 31, 2017.

11

The following table provides a summary of inputs used to value the Series’ investments as of March 31, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:

Asset-Backed Securities	$2,199	$—	$2,199	$—
Corporate Bonds And Notes	18,085	—	18,085	—
Foreign Government Securities	703	—	703	—
Loan Agreements	782	—	782	—
Mortgage-Backed Securities	11,308	—	11,308	—
Municipal Bonds	1,464	—	1,464	—
U.S. Government Securities	1,995	—	1,995	—
Equity Securities:
Affiliated Mutual Fund	334	334	—	—
Common Stocks	56,845	56,845	—	—
Preferred Stocks	867	124	743	—
Rights	1	—	—	1
Short-Term Investment	164	164	—	—
Total Investments	$94,747	$57,467	$37,279	$1

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2017.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Rights

Balance as of December 31, 2016:	$2	$	2

Accrued discount/(premium)	—		—

Realized gain (loss)	—		—

Change in unrealized appreciation (depreciation)	(1)		(1)

Purchases	—		—

Sales(b)	—		—

Transfers into Level 3 (a)	—		—

Transfers from Level 3 (a)	—		—

Balance as of March 31, 2017	$1		$1

(a)	“Transfers into and/or from” represent the ending value as of March 31, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.

The Series’ investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Variable Insurance Trust, a trust consisting of eight diversified and one non-diversified Series (each a “Series”), in the preparation of the Schedules of Investments are summarized below. The preparation of the Schedules of Investments in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A.  SECURITY VALUATION

Security valuation procedures for each Series, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non–U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non–U.S. markets close (where the security is principally traded) and the time that a Series calculates its

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non–U.S. markets. In such cases a Series fair values non–U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non–U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Series’ Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

course of business at the approximate amount at which such securities have been valued by the applicable Series.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Series held securities considered to be illiquid at March 31, 2017:
($ reported in thousands)
Series	Aggregate Value	% of Series’ net assets
Newfleet Multi-Sector Intermediate Bond Series	$ 2	0.0%
Virtus Strategic Allocation Series	0	0.0
At March 31, 2017, the Series did not hold any securities that were both illiquid and restricted.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps International Series	$159,923	$15,675	$(2,874)	$12,801
Duff & Phelps Real Estate Securities Series	55,414	24,091	(958)	23,133
Equity Trend Series	3,500	531	(34)	497
KAR Capital Growth Series	117,656	79,980	(941)	79,039
KAR Small-Cap Growth Series	39,062	27,538	(1,448)	26,090
KAR Small-Cap Value Series	64,545	31,271	(3,142)	28,129
Newfleet Multi-Sector Intermediate Bond Series	129,522	3,495	(4,240)	(745)
Rampart Enhanced Core Equity Series	102,053	1,900	(166)	1,734
Rampart Enhanced Core Equity Series (written options)	(400)	222	(9)	213
Strategic Allocation Series	89,807	6,122	(1,182)	4,940

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2017 (Unaudited)

NOTE 4 — REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Series’ Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Series’ Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 5 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the Schedules of Investments (“N-Q”) were filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	May 26, 2017

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	May 26, 2017

* Print the name and title of each signing officer under his or her signature.